                            OppenheimerFunds, Inc.
                              498 Seventh Avenue
                           New York, New York 10018

June 19, 2003

VIA EDGAR
---------
Securities and Exchange Commission
SEC Filer Support
Mail Stop 0-7; Securities Operations Center
6432 General Green Way
Alexandria, VA 22312

Re:   Form  N-14  Registration  Statement/Proxy  Oppenheimer  Select  Managers
      Gartmore Millennium Growth Fund II/Oppenheimer MidCap Fund
      -------------------------------------------------

Dear Madam/Sir:

      Enclosed for filing with the  Securities  and Exchange  Commission  (the
"Commission")  under the  Securities Act of 1933, as amended (the "1933 Act"), is a  Registration  Statement on Form N-14 (the  "Registration  Statement") of
Oppenheimer MidCap Fund (the  "Registrant"),  an open-end  investment company.
The Registration  Statement  includes the prospectus of the Registrant and the proxy statement of Oppenheimer  Select  Managers  Gartmore  Millennium  Growth
Fund  II,  a  separate  open-end  investment  company.   The  prospectus/proxy
statement  included  in  this  filing  had  previously  been  filed  with  the
Commission  (Registration  No.  333-105376,   referred  to  as  the  "Previous
Filing") on May 19, 2003, which filing was withdrawn on June 19, 2003.

      The prospectus and proxy statement included in this filing  incorporates the comments given by the Commission with respect to the Previous  Filing.  We plan to file a pre-effective  amendment to this registration statement to file the remaining items not included in this filing.

      We also will file separately,  a request to accelerate the effectiveness of this  registration/proxy  statement  pursuant  to Rule 461 of the 1933 Act, seeking  effectiveness  on June 30,  2003.  The  solicitation  of  Oppenheimer
Select Managers  Gartmore  Millennium  Growth Fund II shareholders is expected to commence promptly thereafter.

      Thank you for your  attention to this matter.  Please  contact me if you have any questions or comments.

                                          Sincerely,

                                          /s/ Peter E. Pisapia
                                          -------------------------------
                                          Assistant Vice President and
                                          Assistant Counsel
                                          T:(212) 323-0248
                                          Fax: (212) 323-4071
                                          ppisapia@oppenheimerfunds.com
                                          -----------------------------

                                                   Registration No.

As filed with the Securities and Exchange Commission on June 20, 2003

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO.                                      /  /

POST-EFFECTIVE AMENDMENT NO.___                                   /   /

                           OPPENHEIMER MIDCAP FUND
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and
Class Y shares of Oppenheimer MidCap Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.

------------------------------------------------------------------------------
The Registrant hereby amends the Registration  statement on such date or dates as may be necessary to delay its  effective  date until the  Registrant  shall file a further  amendment  which  specifically  states that this  Registration
Statement shall  thereafter  become  effective in accordance with section 8(a)
of the  Securities  Act of 1933 or  until  the  Registration  Statement  shall become  effective on such date as the  Commission,  acting pursuant to Section
8(a), shall determine.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Select Managers Gartmore Millennium Growth
Fund II and Prospectus for Oppenheimer MidCap Fund

Exhibit A - Agreement and Plan of Reorganization between Oppenheimer Select
Managers Gartmore Millennium Growth Fund II and Oppenheimer MidCap Fund

Exhibit B - Principal Shareholders

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

        OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II
              6803 South Tucson Way, Centennial, Colorado 80112
                                1.800.708.7780

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON AUGUST 29, 2003

To the Shareholders of Oppenheimer Select Managers Gartmore  Millennium Growth
Fund II:

Notice  is  hereby  given  that  a  Special  Meeting  of the  Shareholders  of
Oppenheimer  Select Managers Gartmore  Millennium Growth Fund II ("GMG Fund"),
a registered  investment management company, will be held at 6803 South Tucson
Way, Centennial,  CO 80112 at 1:00 p.m., Mountain time, on August 29, 2003, or any adjournments thereof (the "Meeting"), for the following purposes:

1.    To approve an Agreement and Plan of Reorganization  between  Oppenheimer
Select  Managers   Gartmore   Millennium  Growth  Fund  II  ("GMG  Fund")  and
Oppenheimer  MidCap Fund ("MidCap Fund"),  and the  transactions  contemplated thereby,  including  (a) the transfer of  substantially  all the assets of GMG
Fund to MidCap  Fund in  exchange  for Class A,  Class B, Class C, Class N and
Class Y shares of MidCap Fund, (b) the  distribution of these shares of MidCap
Fund to the  corresponding  Class A,  Class B,  Class C,  Class N and  Class Y
shareholders  of GMG  Fund in  complete  liquidation  of GMG  Fund and (c) the cancellation  of the  outstanding  shares  of GMG Fund  (all of the  foregoing being referred to as the "Proposal").

2.    To  act  upon  such  other  matters  as may  properly  come  before  the
Meeting.

Shareholders  of record at the close of business on June 18, 2003 are entitled to  notice  of,  and to vote at,  the  Meeting.  The  Proposal  is more  fully discussed  in the Proxy  Statement  and  Prospectus.  Please read it carefully before telling us,  through your proxy or in person,  how you wish your shares to be voted.  The Board of Trustees of GMG Fund  recommends a vote in favor of the Proposal.  WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Trustees,
      Robert G. Zack, Secretary
      July 7, 2003
--------------------------------------------------------------------------------
Shareholders  who do not  expect  to  attend  the  Meeting  are  requested  to indicate  voting  instructions  on the  enclosed  proxy and to date,  sign and return it in the  accompanying  postage-paid  envelope.  To avoid  unnecessary duplicate mailings,  we ask your cooperation in promptly mailing your proxy no matter how large or small your holdings may be.

        OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II
              6803 South Tucson Way, Centennial, Colorado 80112
                                1.800.708.7780
                   COMBINED PROSPECTUS AND PROXY STATEMENT
                              DATED JULY 7, 2003

 Acquisition of the Assets of OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM
                                GROWTH FUND II

 By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                           OPPENHEIMER MIDCAP FUND

      This combined  Prospectus and Proxy Statement  solicits proxies from the shareholders of Oppenheimer  Select Managers  Gartmore  Millennium Growth Fund
II  ("GMG  Fund")  to be voted  at a  Special  Meeting  of  Shareholders  (the
"Meeting")  to  approve  the  Agreement  and  Plan  of   Reorganization   (the
"Reorganization  Agreement") and the  transactions  contemplated  thereby (the
"Reorganization")  between  GMG  Fund and  Oppenheimer  MidCap  Fund  ("MidCap
Fund").  This  combined   Prospectus  and  Proxy  Statement   constitutes  the
Prospectus  of MidCap Fund and the Proxy  Statement  of GMG Fund filed on Form
N-14  with  the   Securities   and  Exchange   Commission   (the  "SEC").   If
shareholders   vote  to  approve   the   Reorganization   Agreement   and  the
Reorganization,  the  net  assets  of GMG  Fund  will  be  acquired  by and in exchange  for shares of MidCap  Fund.  The Meeting will be held at the offices of OppenheimerFunds,  Inc. at 6803 South Tucson Way,  Centennial,  CO 80112 at
1:00 p.m., Mountain time, on August 29, 2003 or any adjournment  thereof.  The
Board of Trustees  of GMG Fund is  soliciting  these  proxies on behalf of GMG
Fund.  This  Prospectus and Proxy Statement will first be sent to shareholders on or about July 14, 2003.

      If the shareholders vote to approve the  Reorganization  Agreement,  you will  receive  Class A shares of MidCap Fund equal in value to the value as of the Valuation  Date (as defined in the  Agreement and Plan of  Reorganization:
the business day  preceding  the Closing Date of the  Reorganization)  of your
Class A shares of GMG Fund;  Class B shares of MidCap  Fund  equal in value to the value as of the Valuation  Date of your Class B shares of GMG Fund;  Class
C shares of MidCap Fund equal in value to the value as of the  Valuation  Date of your  Class C shares of GMG Fund;  Class N shares of MidCap  Fund  equal in value to the  value as of the  Valuation  Date of your  Class N shares  of GMG
Fund;  and Class Y shares of MidCap Fund equal in value to the value as of the
Valuation  Date of your  Class Y shares  of GMG  Fund.  GMG Fund  will then be liquidated and  de-registered  under the  Investment  Company Act of 1940 (the
"Investment Company Act").

      MidCap  Fund's  investment  objective is to seek  capital  appreciation.
MidCap Fund invests mainly in equity securities,  such as common and preferred stocks,  and securities  convertible  into common stock. It invests  primarily in equity  securities  of U.S.  companies,  but can also buy  foreign  stocks.
Under  normal  market  conditions,  the Fund  invests  at least 80% of its net assets (plus  borrowings  for  investment  purposes) in equity  securities  of growth companies that have a market  capitalization  of between $2 billion and
$11.5 billion (referred to as "mid-cap" stocks).

      This  Prospectus and Proxy Statement  gives  information  about Class A,
Class B,  Class C,  Class N and Class Y shares of MidCap  Fund that you should
know  before  investing.   You  should  retain  it  for  future  reference.  A
Statement of Additional  Information relating to the Reorganization  described in this  Prospectus  and Proxy  Statement,  dated  July 7,  2003  (the  "Proxy
Statement of Additional  Information")  has been filed with the SEC as part of the Registration Statement on Form N-14 (the "Registration  Statement") and is
incorporated  herein by reference.  You may receive a copy by written  request to the  OppenheimerFunds  Services free of charge (the "Transfer Agent") or by
calling  the  toll-free   number   1.800.708.7780.   The  Proxy  Statement  of
Additional   Information  includes  the  following   documents:   (i)  audited
financial  statements  for the 12-month  period ended  November 30, 2002,  and financial  statements for the six-month period ended May 31, 2003 (to be filed
upon   availability),   respectively  of  GMG  Fund;  (ii)  audited  financial
statements  for the 12-month  period ended  October 31,  2002,  and  financial statements  for the  six-month  period ended April 30, 2003,  respectively  of
MidCap  Fund;  (iii) the  Prospectus  of GMG Fund  dated  March 28,  2003,  as supplemented  May 7, 2003 (iv) the Statement of Additional  Information of GMG
Fund dated March 28, 2003; and (v) the Statement of Additional  Information of
MidCap Fund dated December 23, 2002, as supplemented February 11, 2003.

      The  Prospectus  of MidCap Fund dated  December  23, 2002 is attached to and considered a part of this  Prospectus and Proxy  Statement and is intended to provide you with information about MidCap Fund.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other U.S.  government  agency.  Mutual fund shares involve  investment  risks including the possible loss of principal.

This Prospectus and Proxy Statement is dated July 7, 2003.

As with all mutual  funds,  the  Securities  and Exchange  Commission  has not approved or disapproved  these  securities or passed upon the adequacy of this
Prospectus  and Proxy  Statement.  Any  representation  to the  contrary  is a criminal offense.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                          Page
                                                                          ----
Synopsis

   What are the fees and expenses of each Fund and those expected after the
      Reorganization?...........................................................8
   Where can I find more financial information about the Funds?.................12
   What  are  the   capitalizations   of  the   Funds   and  what   would  the
capitalizations be after the

Reasons for the Reorganization
Information about the Reorganization

   What  should I know  about  Class A,  Class B, Class C, Class N and Class Y shares of
      MidCap Fund?..............................................................25
Comparison of Investment Objectives and Policies
   Are there any  significant  differences  between the investment  objectives and strategies of

   How  do the  Account  Features  and  Shareholder  Services  for  the  Funds

Voting Information

Exhibit A - Agreement and Plan of  Reorganization  by and between  Oppenheimer
Select Managers Gartmore Millennium Growth Fund II and Oppenheimer MidCap Fund
Exhibit B - Principal Shareholders
Enclosures:
Prospectus of Oppenheimer MidCap Fund dated December 23, 2002.
Semi-Annual Report of Oppenheimer MidCap Fund dated April 30, 2003 (available without charge upon request, by calling 1.800.708.7780).

                                   SYNOPSIS

      This is only a summary  and is  qualified  in its  entirety  by the more detailed  information  contained  in or  incorporated  by  reference  in  this
Prospectus and Proxy  Statement and by the  Reorganization  Agreement which is attached as Exhibit A.  Shareholders  should  carefully review this Prospectus and Proxy  Statement and the  Reorganization  Agreement in their entirety and, in particular,  the current  Prospectus of MidCap Fund which  accompanies this
Prospectus and Proxy Statement and is incorporated herein by reference.

      If shareholders of GMG Fund approve the  Reorganization,  the net assets of GMG Fund will be  transferred  to MidCap  Fund,  in  exchange  for an equal value of shares  of  MidCap  Fund.  The  shares  of  MidCap  Fund will then be distributed to GMG Fund  shareholders  and GMG Fund will be  liquidated.  As a result of the  Reorganization,  you will cease to be a shareholder of GMG Fund and  will  become a  shareholder  of  MidCap  Fund.  For  federal  income  tax purposes,  the holding  period of your GMG Fund shares will be carried over to
the   holding   period  for  shares  you  receive  in   connection   with  the
Reorganization.  This exchange will occur on the Closing Date (as such term is defined  in the  Agreement  and  Plan of  Reorganization  attached  hereto  as
Exhibit A) of the Reorganization."

What am I being asked to vote on?

      Your Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), proposed to the Board of  Trustees a  reorganization  of your Fund,  GMG Fund, with and into  Oppenheimer  MidCap Fund so that  shareholders  of GMG Fund may become  shareholders  of a  substantially  larger  fund  advised  by the  same investment advisor with generally more favorable  long-term  performance,  and investment  objectives  and policies  similar to those of their  current Fund.
The Board  considered the differences in investment  focus,  discussed  below.
The Board also  considered  the fact that the surviving fund has the potential for lower overall operating expenses.  In addition,  the Board considered that both Funds have Class A, Class B, Class C, Class N and Class Y shares  offered under  identical  sales charge  arrangements.  The Board also  considered that the  Reorganization  is  expected to be a tax-free  reorganization,  and there would  be  no  sales  charge  imposed  in  effecting  the  Reorganization.  In addition,  due to the  relatively  moderate costs of the  reorganization,  the
Boards of both Funds concluded that neither Fund would experience  dilution as a result of the Reorganization.

      A  reorganization  of GMG Fund with and into MidCap Fund is  recommended by the  Manager  based on the fact that both  funds  have  similar  investment practices and industry sector weighting.

      At a meeting held on April 28,  2003,  the Board of Trustees of GMG Fund approved a reorganization  transaction that will, if approved by shareholders, result  in the  transfer  of the net  assets of GMG Fund to  MidCap  Fund,  in exchange  for an equal  value of shares of MidCap  Fund.  The shares of MidCap
Fund  will  then be  distributed  to GMG Fund  shareholders  and GMG Fund will subsequently  be  liquidated.  As a  result  of the  Reorganization,  you will cease to be a shareholder  of GMG Fund and will become a shareholder of MidCap
Fund.  This  exchange  will occur on the Closing Date (as such term is defined in the Agreement and Plan of  Reorganization  attached hereto as Exhibit A) of the Reorganization.

      Approval of the Reorganization  means you will receive Class A shares of
MidCap  Fund  equal  in value to the  value as of the  Valuation  Date of your
Class A shares of GMG Fund;  Class B shares of MidCap  Fund  equal in value to the value as of the Valuation  Date of your Class B shares of GMG Fund;  Class
C shares of MidCap Fund equal in value to the value as of the  Valuation  Date of your  Class C shares of GMG Fund;  Class N shares of MidCap  Fund  equal in value to the  value as of the  Valuation  Date of your  Class N shares  of GMG
Fund;  and Class Y shares of MidCap  Fund  equal in value as of the  Valuation
Date of your  Class Y shares of GMG  Fund.  The  shares  you  receive  will be issued  at net  asset  value  without  a  sales  charge  or the  payment  of a contingent  deferred sales charge ("CDSC") although if your shares of GMG Fund are subject to a CDSC,  your MidCap Fund shares will continue to be subject to the same CDSC applicable to your shares,  and the period during which you held your GMG shares will  carryover  to your  MidCap  Fund shares for  purposes of determining the CDSC holding period.

      For the  reasons  set  forth  in the  "Reasons  for the  Reorganization"
section,  the Board of GMG Fund has determined that the  Reorganization  is in the best interests of the shareholders of GMG Fund.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected that  shareholders of GMG Fund who are U.S. citizens will not  recognize any gain or loss for federal  income tax purposes,  as a result of the  exchange  of their  shares  for  shares of MidCap  Fund.  You  should, however,  consult  your tax  advisor  regarding  the  effect,  if any,  of the
Reorganization  in light of your  individual  circumstances.  You should  also consult your tax advisor about state and local tax  consequences.  For further information about the tax consequences of the  Reorganization,  please see the
"Information  About the  Reorganization--What  are the Tax  Consequences of the
Reorganization?"

                    Comparisons of Some Important Features

How do the investment objectives and policies of the Funds compare?

      GMG Fund and MidCap Fund have similar  investment  objectives.  GMG Fund
seeks   long-term   capital   appreciation   and  MidCap  Fund  seeks  capital
appreciation.

      In  seeking  their  investment  objectives,  GMG  Fund and  MidCap  Fund
utilize  a  similar  investing   strategy.   GMG  Fund  invests  primarily  in
securities of growth  companies that are creating  fundamental  changes in the economy and MidCap Fund looks for,  among other  characteristics,  established growth  companies  that are  well-positioned  to take  advantage of product or technology advances in their industry or related growth sector.

      Please refer to the Annual Reports of both Funds for a complete  listing of the investments for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the business and affairs of each Fund is
the   responsibility  of  the  Manager,   however,   GMG  Fund  also  utilizes
sub-advisers to manage the investment and  reinvestment of the assets.  MidCap
Fund  is an  open-end,  diversified  management  investment  company  with  an unlimited number of authorized shares of beneficial  interest,  organized as a
Massachusetts  business  trust on June 18, 1997.  It commenced  operations  on
December  1, 1997.  GMG Fund is an  open-end,  management  investment  company with  an  unlimited  number  of  authorized  shares  of  beneficial  interest, organized  as  a  Massachusetts  business  trust  on  November  10,  2000.  It commenced operations on February 16, 2001.  Both Funds are governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders  under  Massachusetts  law.  Both Funds are located at 6803 South
Tucson Way, Centennial, Colorado 80112.

      The Manager,  located at 498 Seventh  Avenue,  New York, New York 10018, acts as investment  advisor to both Funds.  GMG Fund's assets are managed by a subadviser.

      The portfolio  manager for MidCap Fund is Bruce  Bartlett.  He is a Vice
President  of the  Fund  and a  Senior  Vice  President  of the  Manager.  Mr.
Bartlett has been the Fund's portfolio manager since April 1, 1998.

      The  portfolio  managers  for GMG Fund are  Aaron  Harris  and  Nicholas
Ford.  Both Mr.  Harris and Mr.  Ford are  employed  by  Gartmore  Mutual Fund
Capital  Trust,  the  Fund's  Sub-Adviser.  Mr.  Harris  has been  the  Fund's portfolio  manager  since  February  16,  2001 and Mr.  Ford since  October 1,
2001.  Prior to joining  the Fund's  Sub-Adviser,  Mr.  Harris was a portfolio manager,  managing  portions  of several  portfolios  for  Nicholas  Applegate
Capital  Management.  Mr.  Harris  manages funds similar to GMG Fund and other global  technology  funds.  Mr.  Ford joined the Fund's  Sub-Adviser  in 1998, serving as an  investment  manager on the U.S.  equity team.  Prior to joining the Fund's  Sub-Adviser,  Mr. Ford served as the director of U.S.  equities at
Clerical Medical  Investment Group in London.  From 1995 to 1996, Mr. Ford was
a U.S. equities fund manager for Sun Alliance Investment Management.

      Additional  information  about the Funds  and the  Manager  is set forth below in "Comparison of Investment Objectives and Policies."

What are the Fees and  Expenses  of each  Fund and  those  expected  after the
Reorganization?

      GMG Fund and MidCap  Fund each pay a variety of  expenses  directly  for management of their assets,  administration,  distribution of their shares and other  services.  Those  expenses are  subtracted  from each Fund's  assets to calculate  the  Fund's  net asset  value  per  share.  Shareholders  pay these
expenses   indirectly.   Shareholders   for  both  Funds  pay  other  expenses
directly, such as sales charges.

      The  following  tables are provided to help you  understand  and compare the fees and  expenses  of  investing  in shares of GMG Fund with the fees and expenses of  investing  in shares of MidCap  Fund.  The pro forma  expenses of the  surviving  MidCap Fund show what the fees and expenses are expected to be
after  giving  effect  to  the   Reorganization.   All  amounts  shown  are  a
percentage of net assets of each class of shares of the Funds.

                             PRO FORMA FEE TABLE
                    For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                Pro Forma
                       GMG Fund            MidCap Fund          Surviving MidCap
                       Class A shares      Class A Shares       Fund
                                                                Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           5.75%               5.75%                5.75%
(as a
 %  of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)          None 1               None 1               None1
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.20%               0.70%                0.70%
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          0.02%               0.22%                0.22%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.58%               0.69%                0.69%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      1.80%               1.61%                1.61%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       GMG Fund            MidCap Fund          Surviving MidCap
                       Class B shares      Class B Shares       Fund
                                                                Class B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                 None                None
(as a  %  of offering
price)
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            5%2                 5%2                  5%2
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
Annual Fund Operating Expenses  (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.20%               0.70%                0.70%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               1.44%               0.78%                0.78%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      3.64%               2.48%                2.48%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                               Pro Forma Surviving
                       GMG Fund            MidCap Fund         MidCap Fund
                       Class C Shares       Class C Shares     Class C Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                None                 None
(as a  %  of offering
price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            1%3                 1%3                 1%3
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses  (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.20%               0.70%               0.70%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          1.00%               1.00%               1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.97%               0.76%               0.76%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      3.17%               2.46%               2.46%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       GMG Fund            MidCap Fund          Surviving MidCap
                       Class N shares      Class N Shares       Fund
                                                                Class N shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                 None                None
(as a  %  of offering
price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            1%4                 1%4                  1%4
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses  (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.20%               0.70%                0.70%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          0.50%               0.50%                0.50%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               1.26%               0.49%                0.49%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      2.96%               1.69%                1.69%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       GMG Fund            MidCap Fund          Surviving MidCap
                       Class Y  Shares     Class Y Shares       Fund
                                                                Class Y Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                None                 None
(as a  %  of offering
price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)           None                None                 None
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses  (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.20%               0.70%               0.70%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees           N/A                 N/A                 N/A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               3.13%               0.19%               0.19%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      4.33%               0.89%               0.89%
------------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000
   for retirement  plan  accounts) of Class A shares.  See "How to Buy Shares"
   in each Fund's Prospectus.
2. Applies  to  redemptions   within  the  first  year  after  purchase.   The
   contingent  deferred  sales charge  declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed  within 18 months of retirement  plan's first purchase of Class N shares.

3.    "Other Expenses" include transfer agent fees and custodial, accounting and legal expenses, and are based on, among other things, the fees the
   Funds would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
   0.25% of average daily net assets per fiscal year for Class Y shares and
   0.35% of average daily net assets per fiscal year for all other 5.
   classes.  With that  expense  assumption  and the  transfer  agent  waiver,
   "Total  Annual  Operating  Expenses"  for GMG Fund were  1.78% for Class A,
   2.50%  for  Class B,  2.50%  for  Class C,  2.00% for Class N and 1.19% for
   Class Y. After the waiver,  the actual  "Other  Expenses" and "Total Annual
   Operating  Expenses"  for MidCap Fund as  percentages  of average daily net assets  were  0.48% and 1.40% for Class A,  0.49% and 2.19% for Class C and
   0.47% and 1.67% for  Class N.  Class Y was the same as shown  above.  After the  waiver,  the  actual  "Other  Expenses"  and "Total  Annual  Operating
   Expenses"  for the  combined  funds as  percentages  of  average  daily net assets  were  0.48% and  1.40%  for  Class A,  0.49% and 2.19% for Class B,
   0.49% and  2.19%  for Class C and 0.47% and 1.67% for Class N.  Class Y was
   the same as shown above.

Examples

      The  examples  below  are  intended  to help  you  compare  the  cost of investing  in  each  Fund  and  the  proposed  surviving  MidCap  Fund.  These examples  assume that you invest  $10,000 for the time periods  indicated,  an annual return for each class of 5%, the  operating  expenses  described  above and reinvestment of your dividends and distributions.

      Your  actual  costs may be higher or lower  because  expenses  will vary
over  time.  For  each  $10,000  investment,   you  would  pay  the  following
projected  expenses if you sold your shares after the number of years shown or held your shares for the number of years shown  without  redeeming,  according to the following examples.

                           12 Months Ended 3/31/03
                           -----------------------

                                   GMG Fund
--------------------------------------------------------------------------------
If     shares      are    1 year        3 years       5 years      10 years1
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $747         $1,109        $1,494         $2,569
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $866         $1,414        $2,083        $3,1071
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $420          $977         $1,659         $3,476
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $399          $915         $1,557         $3,280
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $434         $1,312        $2,202         $4,478
--------------------------------------------------------------------------------

                                   GMG Fund
--------------------------------------------------------------------------------
If   shares   are  not    1 year        3 years       5 years      10 years1
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $747         $1,109        $1,494         $2,569
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $366         $1,114        $1,883        $3,1071
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $320          $977         $1,659         $3,476
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $299          $915         $1,557         $3,280
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $434         $1,312        $2,202         $4,478
--------------------------------------------------------------------------------

                                 MidCap Fund
--------------------------------------------------------------------------------
If     shares      are    1 year        3 years       5 years      10 years1
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $729         $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $751         $1,073        $1,521        $2,4051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $349          $767         $1,311         $2,796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $272          $533          $918          $1,998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $91          $284          $493          $1,096
--------------------------------------------------------------------------------

                                 MidCap Fund
--------------------------------------------------------------------------------
If   shares   are  not    1 year        3 years       5 years      10 years1
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $729         $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $251          $773         $1,321        $2,4051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $249          $767         $1,311         $2,796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $172          $533          $918          $1,998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $91          $284          $493          $1,096
--------------------------------------------------------------------------------

                       Pro Forma Surviving MidCap Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years      10 years1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $729        $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $751        $1,073        $1,521        $2,4051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $349         $767         $1,311         $2,796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $272         $533          $918          $1,998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $91          $284          $493          $1,096
--------------------------------------------------------------------------------

                       Pro Forma Surviving MidCap Fund
--------------------------------------------------------------------------------
If   shares   are   not    1 year       3 years       5 years      10 years1
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $729        $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $251         $773         $1,321        $2,4051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $249         $767         $1,311         $2,796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $172         $533          $918          $1,998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $91          $284          $493          $1,096
--------------------------------------------------------------------------------

In the "If shares are redeemed"  example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C or Class N contingent deferred  sales  charge.  In the "If shares  are not  redeemed"  example,  the
Class A expenses  include the initial sales  charge,  but Class B, Class C and
Class N expenses do not include the contingent  deferred sales charges.  There is no sales charge on Class Y shares.
1 Class B  expenses  for  years 7 through  10 are  based on Class A  expenses, since Class B shares automatically convert to Class A after 6 years.

Where can I find more financial information about the Funds?

      Performance  information  for both MidCap Fund and GMG Fund is set forth in each Fund's  Prospectus  under the section  "The Fund's Past  Performance."
MidCap Fund's  Prospectus  accompanies this Prospectus and Proxy Statement and is incorporated by reference.

      The financial statements of MidCap Fund and additional  information with respect to its  performance  during its fiscal year ended  October  31,  2002, including a discussion  of factors that  materially  affected its  performance and  relevant  market  conditions  during  that fiscal  year,  is set forth in
MidCap Fund's Annual Report dated as of October 31, 2002,  that is included in the Proxy  Statement of  Additional  Information  and  incorporated  herein by reference.  These documents are available upon request.  See section  entitled
"Information About MidCap Fund."

      The financial  statements of GMG Fund and  additional  information  with respect to the Fund's  performance  during its fiscal year ended  November 30,
2002,   including  a  discussion  of  factors  that  materially  affected  its performance  and relevant  market  conditions  during that fiscal year, is set forth in GMG Fund's  Annual  Report  dated as of November  30,  2002,  that is included in the Proxy  Statement of Additional  Information  and  incorporated
herein  by  reference.   These  documents  are  available  upon  request.  See
section entitled "Information About GMG Fund."

What are the  capitalizations  of the Funds and what would the  capitalization be after the Reorganization?

      The following  table sets forth the  capitalizations  (unaudited) of GMG
Fund and MidCap Fund and indicates the pro forma  combined  capitalization  as of March 31, 2003 as if the Reorganization had occurred on that date.

      As of April 30, 2003,  the value of the assets of GMG Fund was less than
10% of the value of the assets of MidCap Fund.

                                                                  Net Asset
                                                Shares                  Value
                              Net Assets        Outstanding       Per Share
GMG Fund
            Class A                       $2,860,439        542,160
$5.28
      Class B                 $183,682          35,371                  $5.19
      Class C                 $140,008          26,972                  $5.19
      Class N                 $75,320           14,374                  $5.24
      Class Y                 $532              100               $5.32
      TOTAL             $3,259,981        618,977

MidCap Fund
      Class A                 $323,181,442            29,591,155        $10.92
      Class B                 $262,414,202            24,979,865        $10.51
      Class C                 $77,577,506       7,387,508         $10.50
      Class N                 $10,100,112       929,643           $10.86
      Class Y                 $11,125,353       992,433           $11.21
      TOTAL             $684,398,615            63,880,604

MidCap Fund
(Pro Forma Surviving Fund)
      Class A                 $326,041,881            29,853,063        $10.92
      Class B                 $262,597,884            24,997,350        $10.51
      Class C                 $77,717,514       7,400,841         $10.50
      Class N                 $10,175,432       936,576           $10.86
      Class Y                 $11,125,885       992,480           $11.21
      TOTAL             $687,658,596            64,180,312

*Reflects  the  issuance  of 261,908  Class A shares,  17,485  Class B shares,
13,333  Class C shares,  6,933  Class N shares and 47 Class Y shares of MidCap
Fund in a  tax-free  exchange  for the net  assets  of GMG  Fund,  aggregating
$3,259,981.

How have the Funds performed?

      The following past  performance  information  for each Fund is set forth below, and for earlier periods, in its respective Prospectus:  (i) a bar chart detailing  annual total  returns of Class A shares of each Fund as of December
31st for each of the five  most  recent  full  calendar  years  (for GMG Fund, since that  Fund's  inception);  and (ii)  tables  detailing  how the  average annual total  returns of MidCap  Fund's Class A, Class B, Class C, Class N and
Class Y shares  compare to those of the S&P  MidCap  400(R)Index;  and how GMG
Fund's  Class A, Class B, Class C,  Class N and Class Y average  annual  total returns  compare to those of the Russell  MidCap Growth  Index.  The after-tax returns  are  shown  for  Class A shares  only and are  calculated  using  the historical  highest  individual  federal  marginal  income tax rates in effect during the periods  shown.  The  after-tax  returns  for the other  classes of shares will vary.  In certain  cases,  the figure  representing  "Return After
Taxes on  Distributions  and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher  after-tax return results when a capital  loss  occurs  upon  redemption  and  translates  into an assumed  tax
deduction   that  benefits  the   shareholder.   The  after-tax   returns  are
calculated  based on  certain  assumptions  mandated  by  regulation  and your actual  after-tax  returns  may differ  from those  shown,  depending  on your individual  tax  situation.  The  after-tax  returns  set forth  below are not relevant  to  investors  who  hold  their  fund  shares  through  tax-deferred arrangements  such as 401(k) plans or IRAs or to  institutional  investors not subject to tax. The Fund's past investment  performance  both before and after taxes,  is not  necessarily  an indication of how the Fund will perform in the future.  Past  performance  is no  guarantee of how a fund will perform in the future.

      Calendar  year  average  annual  total  returns  for the  Funds  for the periods ended December 31, 2002, are as follows:

[See appendix to prospectus and proxy  statement for data in bar chart showing annual total  returns for  Oppenheimer  Select  Managers  Gartmore  Millennium
Growth Fund II.]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
For the period from 1/1/03  through  3/31/03,  the  cumulative  return for GMG
Fund (not annualized)  before taxes for Class A shares was -2.04%.  During the period  shown  in the  bar  chart,  the  highest  return  for  GMG  Fund  (not annualized)  before taxes for a calendar quarter was 1.51% (4thQtr'02) and the lowest  return  (not  annualized)  before  taxes for a  calendar  quarter  was
-16.71% (2ndQtr'02).

[See appendix to prospectus and proxy  statement for data in bar chart showing annual total returns for Oppenheimer MidCap Fund.]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03,  the cumulative  return for MidCap
Fund (not annualized)  before taxes for Class A shares was -1.89%.  During the period shown in the bar chart, the highest return for Oppenheimer  MidCap Fund
(not annualized)  before taxes for a calendar  quarter was 43.43%  (4thQtr'99)
and the lowest  return (not  annualized)  before taxes for a calendar  quarter was -32.06% (4thQtr'00).

Average  annual total returns for the Funds for the periods ended December 31,
2002 are as follows:

----------------------------------------------------------------------

GMG Fund                             1 Year   5 Years
                                             (or life
                                             of
                                             class,
                                             if less)

----------------------------------------------------------------------
----------------------------------------------------------------------

Class A Shares (inception 2/16/01)
 Return Before Taxes
Return After Taxes on Distributions -33.51%   -30.32%
Return      After      Taxes     on -33.51%   -30.32%
Distributions   and  Sale  of  Fund
Shares                              -20.41%   -23.42%

----------------------------------------------------------------------
------------------------------------------------------------

Russell MidCap Growth Index (from   -27.41%     -20.08%
2/28/01)

------------------------------------------------------------
------------------------------------------------------------

Class B Shares (inception 2/16/01)  -33.63%     -30.19%

------------------------------------------------------------
------------------------------------------------------------

Class C Shares (inception 2/16/01)  -30.74%     -28.65%

------------------------------------------------------------
------------------------------------------------------------

Class N Shares (inception 3/1/01)   -30.36%     -24.90%

------------------------------------------------------------
------------------------------------------------------------

Class Y Shares (inception 2/16/01)  -29.37%     -27.94%

------------------------------------------------------------
--------------------------------------------------------------------------------------

MidCap Fund                          1 Year     5 Years             10 Years
                                                              (or life of class, if
                                                                      less)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class A Shares (inception 12/1/97)
 Return Before Taxes
Return After Taxes on Distributions -31.79%      0.26%                0.97%
Return      After      Taxes     on -31.79%      0.25%                0.96%
Distributions   and  Sale  of  Fund
Shares                              -19.36%      0.20%                0.77%

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

S&P MidCap 400(R)Index (from         -14.51%      6.41%
11/30/97)                                                             7.10%

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class B Shares (inception 12/1/97)  -31.84%      0.30%
                                                                      1.22%

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                                    -28.92%      0.69%
Class C Shares (inception 12/1/97)                                    1.40%

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                                    -28.59%     -26.61%
Class N Shares (inception 3/1/01)                                      N/A

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class Y Shares (inception 12/1/97)  -27.10%      1.99%
                                                                      2.69%

--------------------------------------------------------------------------------------

Average  annual  total  returns for the Funds for the periods  ended March 31,
2003 are as follows:

------------------------------------------------------

GMG Fund                        1 Year     5 Years
                                         (or life of
                                          class, if
                                        less)1

------------------------------------------------------
------------------------------------------------------

Class   A   Shares   (inception
2/16/01)
 Return Before Taxes
Return After Taxes on
  Distributions                 -34.00%    -27.99%
Return     After    Taxes    on -34.00%    -27.99%
Distributions  and Sale of Fund
Shares                          -20.88%    -21.48%

------------------------------------------------------
--------------------------------------------------------------

Russell MidCap Growth Index
(from 2/28/01)                  -26.11% -17.91%

--------------------------------------------------------------
--------------------------------------------------------------

Class   B   Shares   (inception
2/16/01)                        -34.08% -27.60%

--------------------------------------------------------------
--------------------------------------------------------------

Class   C   Shares   (inception
2/16/01)                        -31.22% -26.56%

--------------------------------------------------------------
--------------------------------------------------------------

Class   N   Shares   (inception
3/1/01)                         -30.92% -23.11%

--------------------------------------------------------------
--------------------------------------------------------------

Class   Y   Shares   (inception
2/16/01)                        -29.63% -25.70%

--------------------------------------------------------------

1 The Average  annual total returns for GMG Fund for a 2 Year period ended March
31, 2003 were as follows: Class A Shares (inception 2/16/01) Return Before Taxes was -21.67%,  Class A Shares  Return After Taxes on  Distributions  was -21.31%,
Class A Shares  Return After Taxes on  Distribution  and Sale of Fund Shares was
-16.61%,  Russell MidCap Growth Index (from 2/28/01) was -12.04%, Class B Shares
(inception 2/16/01) was -21.57%, Class C Shares (inception 2/16/01) was -19.95%,
Class N Shares  (inception  3/1/01) was -19.62%,  and Class Y Shares  (inception
2/16/01) was -19.06%.

2 The Average  annual  total  returns for MidCap Fund for a 2 Year period  ended
March 31, 2003 were as follows: Class A Shares (inception 12/1/97) Return Before
Taxes was  -21.31%,  Class A Shares  Return  After  Taxes on  Distributions  was
-21.67%,  Class A Shares  Return After Taxes on  Distributions  and Sale of Fund
Shares was -16.88%,  S&P MidCap 400(R)Index (from  11/30/97) was -4.60%,  Class B
Shares (inception  12/1/97) was -21.15%,  Class C Shares (inception 12/1/97) was
-19.57%,  Class N Shares  (inception  3/1/01)  was  -19.17%,  and Class Y Shares
(inception 12/1/97) was -18.56%.

----------------------------------------------------------------------------

MidCap Fund                     1 Year  5 Years    10 Years
                                        2        (or life of
                                                  class, if
                                                    less)

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Class   A   Shares   (inception
12/1/97)
 Return Before Taxes                     -3.77%
Return After Taxes on                    -3.78%
  Distributions                 -30.41%             0.56%
Return     After    Taxes    on -30.41%  -2.98%     0.56%
Distributions  and Sale of Fund
Shares                          -18.67%             0.45%

----------------------------------------------------------------------------
----------------------------------------------------------------------------

S&P MidCap 400(R)Index (from
11/30/97)                       -23.45%  3.27%      5.85%

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Class   B   Shares   (inception
12/1/97)                        -30.37%  -3.71%     0.78%

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Class   C   Shares   (inception
12/1/97)                        -27.46%  -3.36%     0.94%

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Class   N   Shares   (inception
3/1/01)                         -27.16% -24.57%      N/A

----------------------------------------------------------------------------
----------------------------------------------------------------------------

Class   Y   Shares   (inception
12/1/97)                        -25.76%  -2.15%     2.19%

----------------------------------------------------------------------------
GMG Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales charge of 5% (1-year) and 4% (life of class);  and for Class C and  Class N, the 1%  contingent  deferred  sales  charge  for the
1-year period.  There is no sales charge for Class Y. The returns  measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the Fund's  Class A shares is compared  to the Russell  MidCap
Growth  Index,  an unmanaged  index which  measures the  performance  of those
Russell  Midcap  companies  with  higher   price-to-book   ratios  and  higher
forecasted  growth values.  The index  performance  includes  reinvestment  of income but does not reflect  transaction  costs,  expenses or taxes.  The Fund will have investments that vary from those in the index.

MidCap Fund's average annual total returns include  applicable  sales charges:
for Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the  contingent  deferred  sales charge of 5% (1-year) and 3% (life of class);
and for Class C and Class N, the 1% contingent  deferred  sales charge for the
1-year  period.  There is no sales  charge  for  Class Y shares.  The  returns measure  the  performance  of a  hypothetical  account  and  assume  that  all dividends and capital gains  distributions  have been reinvested in additional shares.  The  performance  of the Fund's Class A shares is compared to the S&P
Midcap 400(R)Index, an unmanaged index of midcap equity  securities.  The index performance  includes  reinvestment of income but does not reflect transaction costs,  expenses,  or taxes.  The  Fund's  investments  vary from those in the index.

      How  has  MidCap   Fund   Performed?   -  Below  is  a   discussion   by
OppenheimerFunds,  Inc., of MidCap Fund's  performance  during its fiscal year ended  October 31, 2002,  followed by a graphical  comparison of MidCap Fund's performance to an appropriate broad-based market index.

      Management's  Discussion  of  Performance  - During the one-year  period that ended  October 31, 2002,  Oppenheimer  MidCap Fund  suffered  losses amid widespread  declines in stock prices.  We continue to focus on our disciplined investment  strategy that concentrates on the quality and  sustainability of a company's  growth,  rather than on the sheer  magnitude of its growth.  MidCap
Fund's  best-performing  stocks  were  concentrated  in the health  care area, particularly  among  health  care  services  and medical  products  companies.
Another   attractive  area  of  investment   proved  to  be   market-sensitive
financials.  MidCap Fund's relative  performance was hurt by declines in cable industry  holdings,  and  individual  stocks  in a variety  of other  sectors.
MidCap Fund's portfolio and our management strategies are subject to change.

      Comparing  MidCap  Fund's  Performance  to the Market - The graphs  that follow show the  performance  of a  hypothetical  $10,000  investment  in each
Class of shares of MidCap Fund held until  October 31,  2002.  Performance  is measured  from the  inception  of Class A, B, C, and Y shares on  December  1,
1997. In the case of Class N shares,  performance  is measured from  inception of the  class  on  March 1,  2001.  MidCap  Fund's  performance  reflects  the deduction  of the  maximum  initial  sales  charge  on  Class  A  shares,  the applicable  contingent  deferred  sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      MidCap  Fund's  performance  is  compared to that of the S&P Mid-Cap 400
Index.  The S&P  Mid-Cap  400 is an  unmanaged  index of 400  domestic  stocks chosen for market size liquidity, and industry group representation.

      Index  performance  reflects the  reinvestment of dividends but does not consider the effect of capital  gains or  transaction  costs,  and none of the data in the  graphs  shows  the  effect of taxes.  MidCap  Fund's  performance reflects the effects of Fund  business  and  operating  expenses.  While index
comparisons   may  be  useful  to  provide  a  benchmark   for  MidCap  Fund's
performance,  it must be noted that MidCap Fund's  investments are not limited to the securities in the index.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
MidCap Fund (Class A) and S&P MidCap 400 Index.

[Line Graph]

---------------------------------------------------------------------------------
          Date          Value of Investment in Fund     S&P Midcap 400 Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/01/1997                  $9,425                     $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1997                  $9,774                     $10,388
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1998                 $11,772                     $11,532
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1998                 $12,450                     $11,285
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1998                  $9,906                      $9,652
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1998                 $12,683                     $12,374
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1999                 $14,230                     $11,584
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1999                 $16,155                     $13,224
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1999                 $17,231                     $12,113
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1999                 $24,714                     $14,195
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2000                 $31,065                     $15,996
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2000                 $30,301                     $15,469
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2000                 $32,433                     $17,348
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2000                 $22,034                     $16,680
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2001                 $15,684                     $14,883
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2001                 $16,476                     $16,842
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2001                 $13,570                     $14,052
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2001                 $14,513                     $16,580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2002                 $13,957                     $17,694
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2002                 $12,164                     $16,047
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2002                 $10,258                     $13,392
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2002                 $10,503                     $14,173
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2003                 $10,305                     $13,545
---------------------------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
MidCap Fund (Class B) and S&P MidCap 400 Index.

[Line Graph]

---------------------------------------------------------------------------------
          Date             Value of Investment in Fund  S&P Midcap 400 Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/01/1997                 $10,000                     $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1997                 $10,370                     $10,388
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1998                 $12,460                     $11,532
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1998                 $13,150                     $11,285
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1998                 $10,440                      $9,652
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1998                 $13,356                     $12,374
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1999                 $14,968                     $11,584
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1999                 $16,971                     $13,224
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1999                 $18,052                     $12,113
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1999                 $25,842                     $14,195
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2000                 $32,430                     $15,996
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2000                 $31,569                     $15,469
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2000                 $33,732                     $17,348
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2000                 $22,868                     $16,680
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2001                 $16,250                     $14,883
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2001                 $17,041                     $16,842
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2001                 $14,007                     $14,052
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2001                 $14,958                     $16,580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2002                 $14,358                     $17,694
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2002                 $12,485                     $16,047
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2002                 $10,503                     $13,392
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2002                 $10,733                     $14,173
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2003                 $10,423                     $13,545
---------------------------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
MidCap Fund (Class C) and S&P MidCap 400 Index.

[Line Graph]

---------------------------------------------------------------------------------
          Date              Value of Investment in      S&P Midcap 400 Index
                                    Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/01/1997                 $10,000                     $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1997                 $10,370                     $10,388
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1998                 $12,470                     $11,532
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1998                 $13,160                     $11,285
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1998                 $10,450                      $9,652
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1998                 $13,346                     $12,374
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1999                 $14,958                     $11,584
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1999                 $16,951                     $13,224
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1999                 $18,032                     $12,113
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1999                 $25,822                     $14,195
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2000                 $32,420                     $15,996
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2000                 $31,559                     $15,469
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2000                 $33,722                     $17,348
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2000                 $22,868                     $16,680
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2001                 $16,250                     $14,883
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2001                 $17,041                     $16,842
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2001                 $13,997                     $14,052
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2001                 $14,948                     $16,580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2002                 $14,348                     $17,694
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2002                 $12,485                     $16,047
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2002                 $10,503                     $13,392
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2002                 $10,733                     $14,173
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2003                 $10,513                     $13,545
---------------------------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
MidCap Fund (Class N) and S&P MidCap 400 Index.

[Line Graph]

---------------------------------------------------------------------------------
          Date          Value of Investment in Fund     S&P Midcap 400 Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/01/2001                 $10,000                     $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2001                  $8,506                      $9,257
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2001                  $8,930                     $10,475
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2001                  $7,349                      $8,740
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2001                  $7,861                     $10,312
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2002                  $7,554                     $11,005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2002                  $6,576                      $9,980
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2002                  $5,542                      $8,329
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2002                  $5,670                      $8,815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2003                  $5,558                      $8,424
---------------------------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
MidCap Fund (Class Y) and S&P MidCap 400 Index.

[Line Graph]

---------------------------------------------------------------------------------
          Date          Value of Investment in Fund     S&P Midcap 400 Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/01/1997                 $10,000                     $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1997                 $10,370                     $10,388
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1998                 $12,510                     $11,532
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1998                 $13,250                     $11,285
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1998                 $10,550                      $9,652
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1998                 $13,526                     $12,374
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1999                 $15,199                     $11,584
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1999                 $17,281                     $13,224
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1999                 $18,442                     $12,113
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1999                 $26,482                     $14,195
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2000                 $33,341                     $15,996
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2000                 $32,560                     $15,469
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2000                 $34,893                     $17,348
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2000                 $23,739                     $16,680
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2001                 $16,921                     $14,883
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2001                 $17,782                     $16,842
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2001                 $14,658                     $14,052
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2001                 $15,699                     $16,580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2002                 $15,118                     $17,694
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2002                 $13,196                     $16,047
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2002                 $11,144                     $13,392
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2002                 $11,444                     $14,173
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2003                 $11,224                     $13,545
---------------------------------------------------------------------------------

What are other Key Features of the Funds?

      The   description  of  certain  key  features  of  the  Funds  below  is
supplemented   by  each  Fund's   Prospectus   and   Statement  of  Additional
Information, which are incorporated by reference.

Investment  Management  and  Fees -  Under  each  Fund's  investment  advisory agreement,  he Fund pays the  Manager an  advisory  fee at an annual rate that declines on additional assets as the Fund grows.

-------------------------------------------------------------------------------------
                 GMG Fund                                 MidCap Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
1.20% of the first $400 million of         0.75% of the first $200 million of
average annual net assets,                 average annual net assets,
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
1.10% of the next $400 million, and        0.72% of the next $200 million,
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
1.00% of average annual net assets in      0.69% of the next $200 million,
excess of $800 million.
-------------------------------------------------------------------------------------
                                        -------------------------------------------
                                        0.66% of the next $200 million,
                                        -------------------------------------------
                                        -------------------------------------------
                                        0.60% of the next $700 million,
                                        -------------------------------------------
                                        -------------------------------------------
                                        0.58% of the next $1 billion, and
                                        -------------------------------------------
                                        -------------------------------------------
                                        0.56% of average annual net assets in
                                        excess of $2.5 billion.
                                        -------------------------------------------

Based on average annual net assets of the respective Fund.

      The  management  fee for GMG Fund for the twelve  months ended March 31,
2003 was 1.20% of the  average  annual  net  assets  for each class of shares.
The  management fee for MidCap Fund for the twelve months ended March 31, 2003 was 0.70% of the  average  annual net  assets  for each  class of shares.  The
12b-1 distribution plans for both Funds were substantially similar.

---------------------------------------------------------------------------
                    Opp MidCap     Opp GMG        Combined Pro Forma
03/31/03            Class A        Class A        Class A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee          0.70%          1.20%               0.70%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
12b-1 Fees              0.22%          0.02%1              0.22%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Other Expenses          0.69%          0.58%               0.69%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Expenses          1.61%          1.80%               1.61%
---------------------------------------------------------------------------

"Other  Expenses"  include  transfer agent fees and custodial,  accounting and legal expenses the Funds pay.  This chart is for illustrative purposes only.
1.  Class A shares  12b-1  fee is not the full 25 basis  points  due to monies invested by OppenheimerFunds, Inc.

      The net assets under  management  for MidCap Fund on March 31, 2003 were
$684,398,615,  as  compared to  $3,259,981  for GMG Fund.  Effective  upon the
Closing of the  Reorganization,  the  management  fee rate for MidCap  Fund is expected to be 0.70% of average annual net assets based on combined  assets of the Funds as of March 31,  2003.  Additionally,  the "Other  Expenses"  of the
surviving  Fund are expected to be the same as the "Other  Expenses" of MidCap
Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives  and  Policies  - How  do  the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Transfer  Agency and Custody  Services - Both Funds receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying  agent.  It acts on an annual per-account  fee  basis  for both  Funds.  The  terms of the  transfer  agency agreement for both Funds are substantially similar.

      Citibank,  N.A., located at 111 Wall Street, New York, NY 10005, acts as custodian of the securities and other assets of both GMG Fund and MidCap Fund.

      Distribution   Services  -  OppenheimerFunds   Distributor,   Inc.  (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have  adopted  distribution  and  service  plans under Rule 12b-1 of the Investment Company Act for their Class A shares.

      The 12b-1 fees for Class A shares of both GMG Fund and  MidCap  Fund are service  plan fees which are a maximum  of 0.25% of average  annual net assets of Class A shares.  The 12b-1  fees for Class B, Class C and Class N shares of both Funds are  Distribution and Service plan fees which include a service fee of 0.25% of average  annual net assets  and an  asset-based  sales  charge for
Class B and Class C shares of 0.75% and an  asset-based  sales charge of 0.25%
for Class N shares of the average annual net assets.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

      Purchases, Redemptions,  Exchanges and other Shareholder Services - Both
Funds have nearly the same  requirements  and  restrictions in connection with purchases,  redemptions and exchanges.  In addition, each Fund also offers the same  types of  shareholder  services.  More  detailed  information  regarding purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
- How  do  the  Account  Features  and  Shareholder  Services  for  the  Funds
Compare?"

      Dividends and  Distributions - Both Funds declare  dividends  separately for each class of shares from net  investment  income  annually  and pay those dividends to  shareholders in December on a date selected by the Board of each
Fund.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

  What are the Principal Risks of an Investment in GMG Fund and MidCap Fund?

      As with  most  investments,  investments  in  MidCap  Fund  and GMG Fund involve  risks.  There can be no  guarantee  against  loss  resulting  from an investment  in either Fund,  nor can there be any  assurance  that either Fund
will  achieve  its  investment   objective.   The  risks  associated  with  an
investment in each Fund are similar.  Because both Funds invest  substantially in  stocks  of U.S.  companies,  the value of each  Fund's  portfolio  will be affected  by  changes in the U.S.  stock  markets.  The  prices of  individual stocks do not all move in the same  direction  uniformly  at the same time and the volatility of their prices at times may be great.  A particular  company's stock  price can be affected by among  other  things a poor  earnings  report, loss of major customers,  major litigation against the company,  or changes in government regulations affecting the company or its industry.

      For more  information  about the risks of the  Funds,  see "What are the main  risks  associated  with  investment  in the  Funds?"  under the  heading
"Comparison of Investment Objectives and Policies."

                        REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees  of GMG Fund held April 28,  2003, the Board  considered  whether  to approve  the  proposed  Reorganization  and reviewed and  discussed  with the Manager and  independent  legal  counsel the materials  provided by the Manager  relevant to the  proposed  Reorganization.
Included  in  the  materials  was  information  with  respect  to  the  Funds'
respective investment objectives and policies,  management fees,  distribution fees and other operating expenses, historical performance and asset size.

      The  Board  reviewed  information  demonstrating  that  GMG  Fund  is  a relatively  smaller fund with  approximately  $3.6 million in net assets as of
April  23,  2003.  The  Board  anticipates  that GMG  Fund's  assets  will not increase  substantially  in size in the near  future.  In  comparison,  MidCap
Fund had  approximately  $723.1  million in net  assets as of April 23,  2003.
After  the   Reorganization,   the  shareholders  of  GMG  Fund  would  become
shareholders  of a larger  fund  that is  anticipated  to have  lower  overall operating  expenses  than GMG Fund.  There  can be no  assurances  that  lower operating  expenses  will  continue  into the future.  Economies  of scale may benefit shareholders of GMG Fund.

      The Board  considered  the fact that both Funds have similar  investment
objectives  of  seeking   capital   appreciation.   Additionally,   the  Board
considered  that  both  Funds  invest  in  growth  companies.  However,  their respective  focuses are  different.  Under normal  market  conditions,  MidCap
Fund invests at least 80% of its net assets (plus  borrowings  for  investment purposes)  in  equity  securities  of  growth  companies  that  have a  market capitalization  of  between  $2  billion  and $11.5  billion  (referred  to as
"mid-cap"  stocks).  It currently  invests mainly in equity securities of U.S.
companies.  GMG Fund invests  primarily in securities of growth companies that are creating fundamental changes in the economy.

      The Board noted that MidCap  Fund's  management  fee is currently  lower than  that  of  GMG  Fund.  The  Board  also  considered  that  MidCap  Fund's performance has been better than that of GMG Fund.

      The Board also considered  that the procedures for purchases,  exchanges and  redemptions  of shares of both Funds are very similar and that both Funds offer the same investor services and options.

      The  Board   also   considered   the  terms   and   conditions   of  the
Reorganization, including that
there would be no sales charge  imposed in effecting  the  Reorganization  and that the  Reorganization  is  expected  to be a tax-free  reorganization.  The
Board  concluded that GMG Fund's  participation  in the  transaction is in the best  interests  of the Fund and its  shareholders,  notwithstanding  that the lower pro forma expenses of the combined funds  (relative to GMG Fund) and the historically  better performance of MidCap Fund is subject to change, and that the  Reorganization  would  not  result  in a  dilution  of the  interests  of existing shareholders of GMG Fund.

      After  consideration  of the above  factors,  and such other factors and information  as the Board of GMG Fund deemed  relevant,  the Board,  including the Trustees who are not  "interested  persons" (as defined in the  Investment
Company Act) of either GMG Fund or the Manager (the  "Independent  Trustees"),
unanimously  approved the Reorganization and the Reorganization  Agreement and
voted to recommend its approval to the shareholders of GMG Fund.

      The Board of MidCap Fund also determined that the  Reorganization was in the best  interests of MidCap Fund and its  shareholders  and that no dilution would result to those  shareholders.  MidCap Fund  shareholders do not vote on the  Reorganization.  The  Board of MidCap  Fund,  including  the  Independent
Trustees,  unanimously  approved  the  Reorganization  and the  Reorganization
Agreement.

      For the  reasons  discussed  above,  the  Board,  on behalf of GMG Fund, recommends  that you vote FOR the  Reorganization  Agreement.  If shareholders of GMG Fund do not approve the  Reorganization  Agreement,  the Reorganization will not take place.

                     INFORMATION ABOUT THE REORGANIZATION

This  is  only  a  summary  of  the  material  terms  of  the   Reorganization
Agreement.  You should read the actual form of  Reorganization  Agreement.  It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders of GMG Fund approve the  Reorganization  Agreement, the  Reorganization  will take place after various conditions are satisfied by
GMG Fund and  MidCap  Fund,  including  delivery  of  certain  documents.  The
Closing Date is presently  scheduled  for  September 5, 2003 and the Valuation
Date is presently scheduled for September 4, 2003.

      If shareholders of GMG Fund approve the  Reorganization  Agreement,  GMG
Fund will  deliver to MidCap Fund  substantially  all of its net assets on the closing  date.  In exchange,  shareholders  of GMG Fund will receive  Class A,
Class B, Class C,  Class N and Class Y MidCap  Fund  shares  that have a value equal  to the  dollar  value of the  assets  delivered  by GMG Fund to  MidCap
Fund.  GMG Fund will then be  liquidated  and its  outstanding  shares will be cancelled.  The stock transfer  books of GMG Fund will be  permanently  closed at the close of business  on the  Valuation  Date.  Only  redemption  requests received  by the  Transfer  Agent in  proper  form on or  before  the close of business  on the  Valuation  Date will be  fulfilled  by GMG Fund.  Redemption requests  received  after  that time  will be  considered  requests  to redeem shares of MidCap Fund.

      Shareholders  of GMG Fund  who vote  their  Class A,  Class B,  Class C,
Class N and Class Y shares in favor of the Reorganization  will be electing in effect to redeem their shares of GMG
Fund at net asset  value on the  Valuation  Date,  after GMG Fund  subtracts a cash  reserve,  and reinvests the proceeds in Class A, Class B, Class C, Class
N and Class Y shares of MidCap Fund at net asset  value.  The cash  reserve is that  amount  retained  by  GMG  Fund,  which  is  deemed  sufficient  in  the discretion  of the Board for the  payment  of the  Fund's  outstanding  debts, taxes,  and  expenses  of  liquidation.  The  cash  reserve  will  consist  of
approximately   $18,200  cash.  This  amount  of  cash  reserve  are  will  be reflected in the pro forma  presentation  of NAV.  MidCap Fund is not assuming any debts of GMG Fund except debts for unsettled  securities  transactions and outstanding  dividend and  redemption  checks.  Any debts paid out of the cash reserve will be those debts, taxes or expenses of liquidation  incurred by GMG
Fund on or before the Closing Date. GMG Fund will  recognize  capital gains or
losses   on  any   sales   of   portfolio   securities   made   prior  to  the
Reorganization.  The sales  contemplated in the Reorganization are anticipated to be in the ordinary course of business of GMG Fund's activities.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  GMG Fund shall:  (a) either pay or make  provision for all of its debts and taxes;  and (b)  either  (i)  transfer  any  remaining  amount of the cash reserve to MidCap Fund, if such  remaining  amount is not material (as defined below) or (ii)  distribute  such remaining  amount to the  shareholders of GMG
Fund who were  shareholders on the Valuation Date. The remaining  amount shall be deemed to be material if the amount to be distributed,  after deducting the estimated  expenses of the distribution,  equals or exceeds one cent per share of the number of GMG Fund shares  outstanding on the Valuation  Date. In order to qualify for this rebate,  it is not necessary for a shareholder of GMG Fund to continue to hold shares of the combined  entity after the Closing  Date. If the cash  reserve is  insufficient  to satisfy any of GMG Fund's  liabilities, the Manager will assume  responsibility  for any such  unsatisfied  liability.
Within  one  year  after  the  Closing  Date,   GMG  Fund  will  complete  its
liquidation.

      Under the Reorganization  Agreement,  either GMG Fund or MidCap Fund may abandon and  terminate the  Reorganization  Agreement for any reason and there shall be no  liability  for damages or other  recourse  available to the other
Fund,  provided,  however,  that in the event that one of the Funds terminates this Agreement without reasonable cause, it shall, upon demand,  reimburse the other Fund for all expenses,  including reasonable  out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without  shareholder  approval.  They may also agree to  terminate  and  abandon the  Reorganization  at any time before or, to the extent permitted by law, after the approval of shareholders of GMG Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing  the proxies and this  Prospectus  and
Proxy  Statement  will be borne by GMG Fund.  Those printing costs and mailing costs are  estimated  to be $7,748 and $10,966,  respectively.  The Funds will bear  the  cost of  their  respective  tax  opinions.  Any  documents  such as existing  prospectuses  or  annual  reports  that are  included  in the  proxy mailing or at a  shareholder's  request will be a cost of the Fund issuing the
document.    Any   other   out-of-pocket    expenses   associated   with   the
Reorganization  will be paid by the  Funds in the  amounts  incurred  by each.
The  approximate  cost of the  Reorganization  is  $38,433  for GMG Fund,  and
$11,500 for MidCap Fund.

What are the Tax Consequences of the Reorganization?

     The Reorganization is intended to qualify as a tax-free  reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations  received from GMG Fund and MidCap Fund, it is expected to be the opinion of Deloitte &
Touche LLP,  tax  advisor to GMG Fund,  that  shareholders  of GMG Fund will not recognize  any gain or loss for federal  income tax  purposes as a result of the exchange of their shares for shares of MidCap  Fund,  and that  shareholders  of
MidCap  Fund will not  recognize  any gain or loss upon  receipt  of GMG  Fund's assets.  If this type of tax opinion is not forthcoming by the Closing Date, the
Fund  may  still  choose  to  go  forward  with  the   reorganization,   pending
re-solicitation of shareholders and shareholder approval.  In addition,  neither
Fund is expected to recognize a gain or loss as a result of the Reorganization.

      Immediately  prior to the Valuation  Date,  GMG Fund will pay a dividend which will have the effect of distributing to GMG Fund's  shareholders  all of
GMG Fund's net investment  company  taxable income for taxable years ending on or prior to the Closing Date  (computed  without  regard to any  deduction for dividends paid) and all of its net capital gains, if any,  realized in taxable years  ending  on or  prior  to the  Closing  Date  (after  reduction  for any available  capital loss  carry-forward).  Such  dividends  will be included in the taxable income of GMG Fund's  shareholders  as ordinary income and capital gain, respectively.

      You will continue to be  responsible  for tracking the purchase cost and holding  period of your shares and should  consult your tax advisor  regarding the  effect,  if any,  of the  Reorganization  in  light  of  your  individual circumstances.  You  should  also  consult  your tax  advisor  as to state and local and other tax consequences,  if any, of the Reorganization  because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of MidCap Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
The Declarations of Trust and By-Laws of both Funds are substantially  similar with respect to rights  voting for the  election of  Trustees,  and rights for mergers,  liquidations and distributions,  and redemptions.  Class A, Class B,
Class C, Class N and/or Class Y shares of MidCap Fund will be  distributed  to shareholders  of Class A, Class B,  Class C, Class N and/or  Class Y shares of
GMG Fund,  respectively,  in connection  with the  Reorganization.  Each share will be fully paid and nonassessable  when issued,  will have no preemptive or conversion  rights and will be  transferable on the books of MidCap Fund. Each
Fund's  Declaration of Trust contains an express  disclaimer of shareholder or
Trustee   liability   for   the   Fund's   obligations,   and   provides   for
indemnification  and  reimbursement  of expenses  out of its  property for any shareholder held personally  liable for its obligations.  Neither Fund permits cumulative voting.  The shares of MidCap Fund will be recorded  electronically in each  shareholder's  account.  MidCap Fund will then send a confirmation to
each  shareholder.   Class  A  shareholders  of  GMG  Fund  whose  shares  are
represented by outstanding  share  certificates will not be allowed to redeem, transfer or pledge  shares of MidCap Fund they  receive in the  Reorganization until the exchanged GMG Fund  certificates  have been returned to the Transfer
Agent.  Shareholders  of Class B,  Class C,  Class N and Class Y shares of GMG
Fund do not  have  certificates  representing  shares.  Their  shares  will be cancelled.

      Like GMG Fund,  MidCap Fund does not routinely  hold annual  shareholder meetings.

            COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This section  describes key  investment  policies of GMG Fund and MidCap
Fund, and certain  noteworthy  differences  between the investment  objectives and policies of the two Funds.  For a complete  description  of MidCap  Fund's investment  policies and risks,  please review its prospectus and Statement of
Additional  Information  dated December 23, 2002.  That Prospectus is attached to this Prospectus and Proxy Statement as an enclosure.

      Are there any significant  differences between the investment objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of
GMG Fund should  consider the differences in investment  objectives,  policies and risks of the Funds.  Further  information  about  MidCap Fund is set forth in its Prospectus,  which  accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.  Additional  information about both Funds is set forth in their  respective  Statements  of Additional  Information  and
Annual  Reports,  which may be obtained  upon request to the  Transfer  Agent.
See "Information about GMG Fund" and "Information about MidCap Fund."

      GMG Fund and  MidCap  Fund  have  similar  investment  objectives.  Both
Funds' investment objective is to seek capital  appreciation,  though GMG Fund seeks  long-term  capital  appreciation.  GMG Fund invests in companies of any size but  primarily  focuses on  securities  of small to mid sized  companies.
MidCap Fund invests primarily in mid cap stocks.

      MidCap Fund may invest its assets in a variety of  industry  categories, although  it may  from  time  to  time  emphasize  investments  in one or more industries.  For  example,  MidCap  Fund  has at  certain  times,  invested  a significant  amount of its assets in  technology  companies.  MidCap Fund does not  concentrate  25% or  more  of its  investments  in  companies  in any one industry.

What are the Main Risks Associated with an investment in the Funds?

      Like  all  investments,  an  investment  in both of the  Funds  involves risk.  There is no  assurance  that  either  Fund  will  meet  its  investment
objective.   The   achievement   of  the  Funds'  goals  depends  upon  market
conditions,   generally,   and  on  the  portfolio  manager's  analytical  and
portfolio  management  skills. The risks described below collectively form the risk  profiles  of  the  Funds,  and  can  affect  the  value  of  the  Funds'
investments,  investment  performance and prices per share.  There is also the risk that poor  securities  selection  by the  Manager  will cause the Fund to underperform  other funds  having a similar  objective.  These risks mean that you can lose money by investing  in either Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Both  funds  invest  primarily  in mid-cap  stocks.  GMG Fund can invest without limit in foreign  securities.  GMG Fund  currently  does not intend to invest more than 25% of its net assets in foreign securities.  Although MidCap
Fund invests  primarily in equity  securities of U.S.  companies,  it can also buy foreign stocks.

      Risks of  Investing  in Stocks.  Stocks  fluctuate  in price,  and their short-term  volatility  at  times  may be  great.  Because  the  Funds  invest primarily  in common  stocks,  the  value of each  Fund's  portfolio  willl be affected  by  changes  in the stock  markets.  Market  risk will  affect  each
Fund's net asset value per share,  which will  fluctuate  as the values of the respective  Fund's  portfolio  securities  change.  A variety of  factors  can affect the price of a particular stock and the prices of individual  stocks do not all move in the same  direction  uniformly or at the same time.  Different stock markets may behave differently from each other.

      Other  factors  can  affect a  particular  stock's  price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation against the issuer, or changes in government  regulations affecting the issuer or its industry.

      Industry  and  Sector  Focus.  At  times  the  Funds  may  increase  the relative emphasis of its investments in a particular  industry or sector.  The prices of stocks of issuers in a  particular  industry of sector may go up and down in response to changes in economic  conditions,  government  regulations, availability of basic resources or supplies,  or other events that affect that industry or sector more than others.  To the extent that a Fund  increases the relative emphasis of its investments in a particular  industry or sector,  its share values may  fluctuate in response to events  affecting  that industry or sector.

      Risks of Growth Stocks.  Stocks of growth companies,  particularly newer companies,  may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger,  more  established  companies.
They have greater risks if the company's  earnings growth or stock price fails to increase as expected.

      Risks of Technology  Stocks.  The MidCap Fund may also be subject to the risks  associated  with  technology  stocks.  To the extent the MidCap Fund is invested in stocks of technology companies,  the value of the Fund's shares is
particularly   vulnerable  to  risks  affecting  technology  companies  and/or companies that affect those technology  companies.  The technology  sector has historically  exhibited great  fluctuations in valuations.  The Fund's Manager
takes  this  into  account  when  evaluating  the  long-term   merits  of  its
investments.

      The stock prices of technology  companies during the past few years have been  highly  volatile,  largely  due to the rapid pace of product  change and development  within this  sector.  This  phenomenon  may also result in future stock price  volatility.  In  addition,  technologies  that are  dependent  on consumer  demand  may be  more  sensitive  to  changes  in  consumer  spending
patterns.    Technology    companies   focusing   on   the   information   and
telecommunications  sectors may also be subject to international,  federal and
state  regulations  and  may  be  adversely   affected  by  changes  in  those
regulations.

      Special  Risks of Mid-Cap  Stocks.  In addition,  the MidCap Fund may be subject  to the  risks  associated  with the  Fund's  investments  in  mid-cap companies.  While  stocks  of  mid-cap  companies  may offer  greater  capital appreciation  potential than investments in larger  capitalization  companies, they  may  also  present  greater  risks.  Mid-Cap  stocks  tend  to  be  more sensitive to changes in an issuer's earnings  expectations.  They tend to have lower  trading  volumes  than large  capitalization  securities.  As a result, they may experience more abrupt and erratic price movements.

      Since  mid-cap  companies   typically  reinvest  a  high  proportion  of
earnings in their own  businesses,  they may lack the dividend  yield that can help cushion  their total return in a declining  market.  Many mid-cap  stocks are traded in  over-the-counter  markets and therefore may be less liquid than stocks of larger  exchange-traded  issuers.  That means  that the MidCap  Fund could have  greater  difficulty  selling a security  at an  acceptable  price, especially  in  periods  of  market  volatility.  That  factor  increases  the potential for losses to the Fund.

How Do the Investment Policies of the Funds Compare?

      Other Equity  Securities.  While MidCap Fund  emphasizes  investments in
common  stocks,  it  can  buy  preferred   stocks,   warrants  and  securities
convertible  into  common  stock,  which may be  subject  to credit  risks and interest  rate  risks.  Midcap  Fund will not  invest  more than 5% of its net assets in convertible  securities that are rated below  investment  grade by a nationally  recognized rating organization such as Moody's Investor Service or that are assigned a comparable rating by the Midcap Fund's Manager.

      Similarly,  while GMG Fund also emphasizes investments in common stocks, it can also buy preferred stocks,  warrants,  and securities  convertible into common  stock.  GMG Fund may invest in the stocks of  companies of every size, small, medium and large capitalization.

      Cyclical  Opportunities.  Each Fund may also seek to take  advantage  of changes in the business  cycle by investing in companies that are sensitive to those changes,  if the Manager or the  Adviser/Sub-Adviser  believes they have growth  potential.  For example,  when the economy is expanding,  companies in the consumer  durables and technology  sectors may benefit and offer long-term growth  opportunities.  The MidCap  Fund  focuses on seeking  growth  over the ling  term,  but may seek to take  tactical  advantage  of  short-term  market movements or events affecting particular issuers or industries.

      Illiquid  and  Restricted   Securities.   Investments  may  be  illiquid
because  they do not have an active  trading  market,  making it  difficult to value them or dispose of them  promptly at an acceptable  price.  A restricted security  is one that has a  contractual  restriction  on its  resale or which cannot be sold publicly  until it is registered  under the  Securities  Act of
1933.  Neither  MidCap  nor GMG  Fund  will  invest  more  than 15% of its net assets in illiquid or restricted  securities.  Certain  restricted  securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit.  The Manager monitors  holdings of illiquid  securities on an ongoing  basis to  determine  whether to sell any  holdings  to maintain adequate liquidity.

      Foreign  Investing.  GMG  Fund  can  invest  without  limit  in  foreign securities.  The Fund  currently  does not  intend to invest  more than 25% of its net assets in foreign  securities.  It can buy  securities of both foreign governments and companies.

      MidCap  Fund can buy  securities  in any  country,  including  developed countries  and emerging  markets.  The Fund has no limits on the amount of its assets  that  can be  invested  in  foreign  securities,  but has  adopted  an operating policy limiting its investments in foreign  securities to 10% of its total assets. It does not expect to invest  substantial  amounts of its assets in foreign stocks.

      While foreign  securities  may offer special  investment  opportunities, they are subject to special  risks that can reduce the Fund's share prices and returns.

      Special  Risks of  Emerging  Markets.  Both GMG Fund and MidCap Fund can
invest in emerging  markets.  Emerging and developing  markets abroad may also offer special  opportunities  for growth investing but have greater risks than more developed foreign markets,  such as those in Europe,  Canada,  Australia,
New  Zealand  and  Japan.  There  may be less  liquidity  in their  securities markets,  and  settlements of purchases and sales of securities may be subject to additional delays.  They are subject to greater risks of limitations on the repatriation  of income and profits because of currency  restrictions  imposed by local  governments.  Those  countries  may also be  subject  to the risk of greater  political  and  economic  instability,  which can greatly  affect the volatility of prices of securities in those countries.

      Derivative  Investments.  Both Funds can invest in a number of different kinds of "derivative"  investments.  In general terms, a derivative investment is an  investment  contract  whose value  depends on (or is derived  from) the value  of an  underlying  asset,  interest  rate or  index.  Options,  futures contracts,  structured notes such as indexed securities or inverse securities, collateralized  mortgage  obligations  ("CMOs")  and hedging  instruments  are
"derivative  instruments" GMG Fund can use. Options,  futures  contracts,  and other hedging instruments may be considered derivative  investments for MidCap
Fund.  In  addition to using  derivatives  for  hedging,  both Funds might use other  derivative  investments  because they offer the potential for increased income and principal  value.  GMG Fund and MidCap Fund are not required to use derivative investments in seeking their objectives.

      Derivatives  have risks.  If the issuer of the  derivative  does not pay the amount due,  the Funds can lose money on the  investment.  The  underlying security or investment on which the  derivative is based,  and the  derivative itself,  might not  perform the way the Manager of MidCap Fund and the Adviser or  Sub-Adviser  of GMG Fund  expected it to perform.  Interest rate and stock market  changes in the U.S. and abroad may also  influence the  performance of derivatives.  As a result  of these  risks,  both  Funds  could  realize  less principal or income from the investment  than expected or their hedge might be unsuccessful.  If that  happens,  the Funds' share prices could fall.  Certain derivative investments held by the Funds may be illiquid.

      Borrowing and  Leveraging.  For GMG Fund,  certain types of  investments or trading  strategies  (such as  borrowing  money to  increase  the amount of investment)  may be subject to leverage  risk.  This means a relatively  small market  movement  may result in large  changes in the value of an  investment.
Certain  investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.  Derivatives may be difficult or  impossible  to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

      MidCap  Fund has the  ability  to borrow for  leverage  up to 10% of the value of its net  assets  from  banks on an  unsecured  basis  to  invest  the borrowed funds in portfolio  securities.  This speculative  technique is known as "leverage."  MidCap Fund may borrow only from banks.  Currently,  under the
Investment  Company  Act,  a mutual  fund may  borrow  only from banks and the maximum  amount  it  may  borrow  is up  to  one-third  of  its  total  assets
(including the amount  borrowed) less all liabilities and  indebtedness  other than  borrowing.  If the value of MidCap Fund's assets fails to meet this 300%
asset  coverage  requirement,  the Fund will reduce its bank debt within three days to meet the requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      MidCap Fund will pay interest on these loans,  and that interest expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  Additionally,  MidCap  Fund's net asset value per share might  fluctuate  more  than  that of  funds  that do not  borrow.  Currently,
MidCap Fund does not contemplate  using this technique,  but if it does so, it will not likely do so to a substantial degree.

      Neither Fund expects to borrow funds for investing purposes.

      Hedging.   Both  Funds  can  buy  and  sell  certain  kinds  of  futures contracts,  put  and  call  options  and  forward  contracts.  These  are  all referred to as "hedging  instruments."  The Funds are not required to hedge to seek  their  objectives.  The Funds have  limits on their use of  hedging  and types  of  hedging  instruments  that  can be  used,  and do not use  them for speculative purposes.

      Some of these  strategies  could be used to hedge the  Funds'  portfolio against price fluctuations.  Other hedging strategies,  such as buying futures and call  options,  could  increase  the  Funds'  exposure  to the  securities market.  Forward  contracts  can be used  to try to  manage  foreign  currency risks on both Funds'  foreign  investments.  Foreign  currency  options can be used to try to  protect  against  declines  in the  dollar  value  of  foreign securities  the Funds own,  or to protect  against an  increase  in the dollar cost of buying foreign securities.

      There are also special risks in particular hedging  strategies.  Options trading  involves  the payment of premiums  and has special tax effects on the
Funds.  If the  Adviser  or  Sub-Adviser  for GMG Fund,  and the  Manager  for
MidCap  Fund use a  hedging  instrument  at the wrong  time or  judged  market conditions  incorrectly,  the hedge might fail and the  strategy  could reduce the respective  Fund's return.  Both Funds could also experience losses if the prices of their futures and options  positions are not  correlated  with their other  investments  or if they  could not close out a  position  because of an illiquid market.

      Portfolio  Turnover.  Both  Funds can  engage in  short-term  trading to achieve their respective  objectives.  Portfolio  turnover  affects  brokerage costs the Funds  pay.  If GMG Fund  realizes  capital  gains when it sells its portfolio investments,  generally it must pay out those gains to shareholders, increasing  non-retirement  plan or non-IRA or  non-education  savings account shareholders'  taxable  distributions.  If MidCap Fund realizes  capital gains when it sells  its  portfolio  investments,  generally  it must pay out  those gains to shareholders, increasing their taxable distributions.

      Investing  in Small,  Unseasoned  Companies.  Both  Funds can  invest in securities of small,  unseasoned companies.  s that have been in operation for less than three (3)  years,  including  the  operations  of any  predecessors.
Securities  of these  companies  may be subject to volatility in their prices.
They may have a limited trading market,  which may adversely affect the Funds'
ability to  dispose  of them and can reduce the price the Funds  might be able to obtain for them.  Other  investors  that own a security  issued by a small, unseasoned  issuer  for  which  there is  limited  liquidity  might  trade the security when the Funds are  attempting  to dispose of their  holdings of that security.  In that  case the  Funds  might  receive  a lower  price  for their holdings  than  might  otherwise  be  obtained.  These  are  more  speculative securities and can increase the Funds' overall portfolio risks.

      Repurchase  Agreements.  Both Funds can  acquire  securities  subject to repurchase agreements.  In a repurchase transaction,  the Funds buy a security from, and  simultaneously  resell it to, an approved vendor for delivery on an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Funds' Adviser from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Funds' limits on holding illiquid  investments.  The Funds will not enter into a  repurchase  agreement  that  causes more than 15% of each of their net  assets to be  subject to  repurchase  agreements  having a maturity beyond  seven (7) days.  There is no limit on the  amount  of the  Funds'  net assets  that may be subject to  repurchase  agreements  having  maturities  of seven days or less.

      Purchase and Sale  Contracts.  GMG Fund may enter into purchase and sale
contracts.   A  purchase  and  sale   contract  is  similar  to  a  repurchase
agreement,  but  purchase  and  sale  contracts  provide  that  the  purchaser receives any interest on the  security  paid during the period.  If the seller fails to repurchase the security and the market value  declines,  GMG Fund may lose money.

      Short  Sales.  GMG Fund has the  ability  to have up to 20% of its total assets  in short  positions.  GMG Fund may  make  short  sales of  securities, either as a hedge against potential  declines in value of a portfolio security or to  realize  appreciation  when a  security  that  the  Fund  does  not own declines in value.  When GMG Fund makes a short sale,  it borrows the security sold short and  delivers  it to the  broker-dealer  through  which it made the short sale as  collateral  for its  obligation  to deliver the  security  upon conclusion  of the sale.  The Fund may have to pay a fee to borrow  particular securities and is often  obligated to turn over any payments  received on such borrowed securities to the lender of the securities.

      GMG Fund's  obligations to replace the borrowed security will be secured by collateral deposited with the broker-dealer,  usually cash, U.S. Government securities  or  other  liquid  securities  similar  to  those  borrowed.  With respect  to  uncovered  short  positions,  GMG Fund will also be  required  to deposit  similar  collateral  with  its  custodian  to  the  extent,  if  any, necessary so that the value of both  collateral  deposits in the  aggregate is at all  times  equal  to at  least  100% of the  current  market  value of the security sold short.  Depending on arrangements  made with the broker - dealer from which it borrowed the  security,  regarding  payment over of any payments received by the Fund on such  security,  the Fund may not receive any payments
(including interest) on its collateral deposited with such broker-dealer.

      GMG Fund  will not make a short  sale if,  after  giving  effect to such sale,  the market value of all  securities  sold short exceeds 5% of the value of its total assets.

      Temporary  Defensive  and  Interim  Investments.  In times of adverse or unstable market,  economic or political  conditions,  both Funds can invest up
to  100%  of  their  assets  in  temporary  defensive   investments  that  are
inconsistent with the Fund's principal investment  strategies.  Generally they
would  be  cash  equivalents   (such  as  commercial   paper),   money  market
instruments,   short-term  debt  securities,   U.S.   government   securities,
repurchase  agreements  and in  the  case  of GMG  Fund,  purchase  and  sales contracts.  They could include other  investment  grade debt  securities.  GMG
Fund  can also  invest  in such  short-term  securities  for  cash  management purposes.  MidCap Fund might also hold these types of  securities  pending the investment of proceeds from the sale of Fund's shares or portfolio  securities or to meet  anticipated  redemptions  of Fund shares.  To the extent the Funds invest in these securities,  either  defensively,  or in the case of GMG Fund, for  cash  management  purposes,  they  might  not  achieve  their  investment objectives of capital appreciation.

What are the fundamental investment restrictions of the Funds?

      Both  GMG  Fund and  MidCap  Fund  have  certain  additional  investment restrictions  that are  fundamental  policies,  changeable only by shareholder approval.  MidCap Fund's  investment  objective is a fundamental  policy,  GMG
Fund's investment objective is not. Generally,  these investment  restrictions are similar between the Funds and are discussed below:

         |_|      Neither Fund can buy securities  issued or guaranteed by any one issuer if more than 5% of their  total  assets  would be invested in  securities of that issuer or if they would then own more than 10%
         of that issuer's voting securities.  That restriction  applies to 75%
         of each Fund's total  assets.  The limit does not apply to securities
         issued  by  the  U.S.   government   or  any  of  its   agencies   or
         instrumentalities,  and in the case of GMG Fund,  securities of other investment companies.
      |_|   Neither  Fund can  invest  in  physical  commodities  or  physical commodity  contracts.  However,  the Funds  can buy and sell  hedging instruments  to  the  extent  specified  in  their  Prospectuses  and
         Statement  of  Additional  Information  from time to time.  The Funds
         can  also  buy  and  sell  options,  futures,   securities  or  other
         instruments  backed  by, or the  investment  return  from  which,  is linked to changes in the price of, physical commodities.
|_|   MidCap  Fund  cannot  lend  money.  However,  it can  invest in all or a portion of an issue of bonds,  debentures,  commercial paper or other similar corporate  obligations.  The Fund may also lend its portfolio securities  subject to the restrictions  stated in its Prospectus and
         Statement of  Additional  Information  and can enter into  repurchase transactions.
|_|   GMG Fund cannot make loans  except (a)  through  lending of  securities,
         (b) through the purchase of debt instruments,  loan participations or similar evidences of indebtedness,  (c) through an inter-fund lending program  with other  affiliated  funds,  and (d)  through  repurchase agreements.
      |_|   Neither Fund can concentrate  investments.  That means they cannot invest  25% or more of their  total  assets in  companies  in any one industry.
      |_|   Neither  Fund can  underwrite  securities  of other  companies.  A permitted  exception  is in case they are  deemed to be  underwriters under the Securities  Act of 1933 when reselling any securities  held in their own portfolio.
|_|   Neither  Fund can invest in real estate or in  interests in real estate.
         However,  the Funds can  purchase  readily-marketable  securities  of companies holding real estate or interests in real estate.
|_|   Neither Fund can issue "senior  securities."  However,  that restriction does not  prohibit  the Funds  from  borrowing  money  subject to the provisions set forth in their  Statements of Additional  Information, or from  entering  into  margin,  collateral  or escrow  arrangements permitted by their other investment policies.

|_|   GMG Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the
         Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment
         Company Act.  MidCap Fund does not have such a fundamental investment restriction.

How do the Account Features and Shareholder Services for the Funds Compare?

      Investment  Management - Pursuant to each investment advisory agreement, the Manager acts as the investment  advisor for both Funds.  For GMG Fund, the
Manager has retained  Gartmore Mutual Fund Capital Trust, the Sub-Advisor,  to
provide day-to-day  portfolio management for GMG Fund. The sub-advisory fee is paid by the Manager out of its management  fee. Under the Investment  Advisory
Agreement  for MidCap Fund and under the  Subadvisory  Agreement for GMG Fund, the  Manager,  Adviser,  or  Sub-Adviser  is  authorized  and  directed to (i)
regularly  provide  investment  advice and  recommendations  to each Fund with respect to the Funds'  investments,  investment  policies and the purchase and sale of  securities  and other  investments;  (ii)  supervise  and monitor the investment  program  of each  Fund and the  composition  of its  portfolio  to determine what securities and other  investments shall be purchased or sold by the  Funds;  and  (iii)  arrange  for the  purchase  of  securities  and other investments  for each Fund and the sale of  securities  and other  investments held in the portfolio of each Fund.

      The investment  advisory  agreements state that the Manager will provide administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports required by the SEC, reports to shareholders,  and composition of proxy statements and registration statements required by Federal and state  securities  laws. The  administrative  services to be provided by the Manager under the investment  advisory agreement will be at its own expense.

      Expenses  not  expressly  assumed  by  the  Manager  under  each  Fund's advisory  agreement  or by the  Distributor  under the  General  Distributor's
Agreement  are paid by the Funds.  The  investment  advisory  agreements  list examples of expenses paid by the Funds,  the major  categories of which relate to interest,  taxes,  brokerage commissions,  fees to certain Trustees,  legal and audit  expenses,  custodian and transfer  agent  expenses,  share issuance costs,  certain printing and registration  costs and  non-recurring  expenses, including litigation costs.

      Both  investment  advisory  agreements  generally  provide  that  in the
absence  of  willful   misfeasance,   bad  faith,   gross  negligence  in  the
performance of its duties or reckless  disregard of its obligations and duties under the  investment  advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection  with any  matters  to which the  agreement(s)  relate.  The  agreements  permit the
Manager to act as investment advisor
for any other person,  firm or corporation.  Pursuant to each  agreement,  the
Manager is permitted to use the name  "Oppenheimer"  in connection  with other investment  companies  for which it may act as  investment  advisor or general distributor.  If the Manager shall no longer act as investment  advisor to the
Funds,  the  Manager  may  withdraw  the  right  of the  Funds to use the name
"Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition  Corp., a holding company  owned  in part by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual Life  Insurance  Company,  a mutual life insurance  company that also advises  pension plans and investment  companies.
The Manager has been an investment  advisor  since  January 1960.  The Manager
(including  subsidiaries  and an affiliate)  managed more than $120 billion in assets as of March 31, 2003,  including other Oppenheimer funds with more than
7  million  shareholder  accounts.  The  Manager  is  located  at 498  Seventh
Avenue,  10th Floor, New York, New York 10018.  OppenheimerFunds  Services,  a
division of the Manager,  acts as transfer and shareholder servicing agent and is paid an annual  per-account fee by each of GMG Fund and MidCap Fund and for certain other open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General  Distributor's  Agreements,   the
Distributor acts as principal  underwriter in a continuous  public offering of shares of GMG Fund and MidCap  Fund,  but is not  obligated to sell a specific
number  of  shares.   Expenses  normally  attributable  to  sales,   including
advertising  and the cost of  printing  and  mailing  prospectuses  other than those  furnished  to  existing  shareholders,  are  borne by the  Distributor, except for those for which the  Distributor  is paid under  each  Fund's  Rule
12b-1 Distribution and Service Plan described below.

      The Service Plan  provides  for the  reimbursement  to  OppenheimerFunds
Distributor,  Inc. (the  "Distributor"),  for a portion of its costs  incurred in connection with the personal  service and maintenance of accounts that hold
Class A shares of the  respective  Funds.  Under  the  Class A Service  Plans, reimbursement  is made  quarterly  at an annual rate that may not exceed 0.25%
of the average  annual net assets of Class A shares of the  respective  Funds.
The  Distributor  currently  uses all of  those  fees to  compensate  dealers, brokers,  banks and  other  financial  institutions  quarterly  for  providing personal  service and  maintenance  of accounts of their  customers  that hold
Class A shares of the respective Funds.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B,  Class C and Class N Plan,  the Funds pay the  Distributor  a service fee  at an  annual  rate  of  0.25%  of  average  annual  net  assets  and  an asset-based  sales  charge for Class B and Class C at an annual  rate of 0.75%
of  average  annual  net  assets.  Under  the  Class N Plan,  the Funds pay an asset-based  sales  charge at an annual  rate of 0.25% of  average  annual net assets.  All fee amounts are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund.
The  Distributor  uses  all of the  service  fees to  compensate  dealers  for providing  personal  services and  maintenance of accounts of their  customers that hold  shares of the  Funds.  The  Class B and Class N  asset-based  sales charge is  retained  by the  Distributor.  After the first  year,  the Class C
asset-based   sales  charge  is  paid  to  the  broker-dealer  as  an  ongoing concession  for  shares  that have been  outstanding  for a year or more.  The
terms  of  the  Funds'   respective   Distribution   and  Service   Plans  are
substantially similar.

      Purchases and Redemptions - Both Funds are part of the  OppenheimerFunds
family  of  mutual  funds.   The  procedures  for  purchases,   exchanges  and
redemptions  of shares of the Funds are  nearly  identical;  however,  for GMG
Fund,  not only can shares be redeemed by mail and  telephone,  but by wire as well.  Shares of either Fund may be exchanged  for shares of the same class of other Oppenheimer funds offering such shares.  Exchange privileges are subject to amendment or termination at any time.

      Both Funds  have the same  initial  and  subsequent  minimum  investment amounts  for the  purchase  of  shares.  These  amounts  are  $1,000  and $50, respectively.  Both  Funds  have a maximum  initial  sales  charge of 5.75% on
Class A shares for purchases of less than  $25,000.  The sales charge of 5.75%
is reduced for  purchases of Class A shares of $25,000 or more.  Investors who purchase  $1 million or more of Class A shares  pay no initial  sales  charge.
Class B shares of the Funds are sold  without a  front-end  sales  charge  but investors  will pay an annual  asset-based  sales  charge.  If investors  sell their shares  within six years of buying them,  they will normally pay a CDSC.
The CDSC begins at 5% for shares  redeemed  in the first year and  declines to
1% in the sixth  year and is  eliminated  after  that.  Class C shares  may be purchased  without an initial sales charge,  but investors  will pay an annual asset-based  sales charge,  and if redeemed within 12 months of buying them, a
CDSC of 1% may be deducted.  Class N shares  (available  only through  certain
retirement  plans)  are  purchased  without  an  initial  sales  charge,   but
investors will pay an annual  asset-based sales charge, and if redeemed within
18 months of the retirement  plan's first  purchase of Class N shares,  a CDSC of 1% may be deducted.

      Class A,  Class B,  Class C,  Class N and Class Y shares of MidCap  Fund received in the  Reorganization  will be issued at net asset value,  without a sales charge and no CDSC will be imposed on any GMG Fund shares  exchanged for
MidCap Fund shares as a result of the Reorganization.  However,  any CDSC that applies to GMG Fund shares as of the date of the  exchange  will carry over to
MidCap Fund shares received in the Reorganization.

      Shareholder  Services - Both Funds also offer the following  privileges:
(i) Right of  Accumulation,  (ii)  Letter of  Intent,  (iii)  reinvestment  of dividends  and  distributions  at  net  asset  value,  (iv)  net  asset  value purchases by certain  individuals and entities,  (v) Asset Builder  (automatic
investment)   Plans,   (vi)  Automatic   Withdrawal  and  Exchange  Plans  for
shareholders  who own  shares  of the Funds  valued  at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the  same  class  of  certain  other  funds at net  asset  value,  and (ix)
telephone  and  Internet  redemption  and exchange  privileges.  GMG Fund also offers  wire  redemptions  of fund  shares  (for a fee);  MidCap Fund does not offer  this  feature.  All of such  services  and  privileges  are  subject to amendment  or  termination  at any time and are  subject  to the  terms of the
Funds' respective prospectuses.

      Dividends  and  Distributions  - Both Funds intend to declare  dividends separately  for each class of shares from net  investment  income on an annual basis  and to pay  those  dividends  to  shareholders  in  December  on a date selected by the Board of Trustees of each Fund.  Dividends
and the  distributions  paid on Class A,  Class B, Class C, Class N or Class Y shares may vary over time, depending on market conditions,  the composition of the Funds'  portfolios,  and expenses borne by the particular class of shares.
Dividends  paid on Class A and Class Y shares  will  generally  be higher than those  paid on Class B,  Class C and Class N shares.  That is  because  of the effect  of the  asset-based  sales  charge  on  Class B,  Class C and  Class N shares.  The Funds have no fixed  dividend rates and there can be no guarantee that either Fund will pay any dividends or distributions.

      Either  Fund  may  realize  capital  gains  on  the  sale  of  portfolio securities.  If  either  does,  it may  make  distributions  out  of  any  net short-term  or  long-term  capital  gains in December of each year.  The Funds may make  supplemental  distributions of dividends and capital gains following the end of their fiscal years.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The  affirmative  vote of the holders of a majority  of the  outstanding voting  securities  (as  defined in the  Investment  Company  Act) of GMG Fund voting  in the  aggregate  and  not by  class  is  necessary  to  approve  the
Reorganization  Agreement  and  the  transactions   contemplated  thereby.  As
defined  in  the  Investment  Company  Act,  the  vote  of a  majority  of the outstanding  shares  means  the  vote  of  (1)  67%  or  more  of  GMG  Fund's outstanding  shares  present at a meeting  if the  holders of more than 50% of the  outstanding  shares of the Fund are present or represented  by proxy;  or
(2) more than 50% of the Fund's  outstanding  shares,  whichever is less. Each shareholder  will  be  entitled  to  one  vote  for  each  full  share,  and a fractional  vote for each  fractional  share  of GMG Fund  held on the  Record
Date.  If  sufficient  votes to approve the  proposal  are not received by the date  of  the  Meeting,  the  Meeting  may  be  adjourned  to  permit  further solicitation  of  proxies.  The  holders of a majority  of shares  entitled to vote at the  Meeting  and  present  in  person  or by  proxy  (whether  or not sufficient to  constitute a quorum) may adjourn the Meeting to permit  further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in either of three ways:
o     By mail, with the enclosed proxy card.
o     In person at the Meeting.
o     By telephone (please see the insert for instructions).

      A proxy card is, in essence,  a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Reorganization Agreement.

      Votes may also be  recorded  by  telephone.  Shareholders  must  enter a
unique  control  number  found  on  their   respective  proxy  ballots  before
providing voting instructions by telephone.  After a shareholder  provides his
or  her  voting  instructions,   those  instructions  are  read  back  to  the
shareholder  and the shareholder  must confirm his or her voting  instructions before  disconnecting  the  telephone  call.  The  voting  procedures  used in connection with telephone  voting are designed to reasonably  authenticate the identity of  shareholders,  to permit  shareholders to authorize the voting of their shares in accordance with their  instructions  and to confirm that their instructions have been properly recorded

Can I revoke my proxy?

      Yes.  You may revoke  your  proxy at any time  before it is voted by (i)
writing to the  Secretary  of GMG Fund at 6803 South  Tucson Way,  Centennial,
Colorado  80112 (if received in time to be acted  upon);  (ii)  attending  the
Meeting and voting in person;  or (iii)  signing and  returning a  later-dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees  of GMG Fund does not intend to bring any matters before the Meeting other than those  described in this proxy.  It is not aware of any other  matters to be  brought  before  the  Meeting  by others.  If any other  matters  legally  come before the  Meeting,  the proxy  ballots  confer discretionary  authority with respect to such matters, and it is the intention of the  persons  named  as  attorneys-in-fact  to  vote  proxies  to  vote  in accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of record of GMG Fund at the close of business on June 18,
2003 (the  "record  date") will be entitled  to vote at the  Meeting.  On June
18, 2003, there were __________  outstanding shares of GMG Fund, consisting of
__________  Class A  shares,  _________  Class B  shares,  __________  Class C shares,  __________  Class N shares and _________ Class Y shares.  On June 18,
2003,  there were _________  outsanding  shares of MidCap Fund,  consisting of
_________  Class A  shares,  _________  Class  B  shares,  __________  Class C shares,  __________  Class N  shares  and  __________  Class Y  shares.  Under relevant state law,  proxies  representing  abstentions  and broker  non-votes will be included  for purposes of  determining  whether a quorum is present at the  Meeting.  Shares  owned of record by  broker-dealers  for the  benefit of their customers  ("street account shares") will be voted by the  broker-dealer based on  instructions  received from its customers.  If no  instructions  are received,  and the  broker-dealer  does not have  discretionary  power to vote such street account shares under  applicable  stock exchange rules, the shares represented  thereby  will be  considered  to be  present at the  Meeting  for purposes of only determining the quorum ("broker  non-votes").  Because of the need to obtain the  above-described  vote for the  Reorganization  proposal to pass,  broker  non-votes  will have the same  effect as a vote  "against"  the
Proposal.  For purposes of the Meeting,  a majority of shares  outstanding and entitled to vote,  present in person or  represented  by proxy,  constitutes a quorum.  MidCap Fund shareholders do not vote on the Reorganization.

What other solicitations will be made?

      GMG Fund will  request  broker-dealer  firms,  custodians,  nominees and fiduciaries to forward proxy  material to the beneficial  owners of the shares of record,  and may reimburse them for their reasonable  expenses  incurred in connection  with such proxy  solicitation.  In  addition to  solicitations  by mail,  officers  of GMG Fund or officers  and  employees  of  OppenheimerFunds
Services,  without extra pay, may conduct additional  solicitations personally or by  telephone  or  telegraph.  Any  expenses so  incurred  will be borne by
OppenheimerFunds   Services.   Proxies  may  also  be  solicited  by  a  proxy
solicitation  firm hired at GMG Fund's expense.  If a proxy  solicitation firm is hired,  it is  anticipated  that the cost of engaging a proxy  solicitation firm  would not exceed  $17,000,  plus the  additional  costs  which  would be incurred in connection with contacting those  shareholders who have not voted, in the event of a need for resolicitation of votes.

Are there any appraisal rights?

      No.  Under the 1940 Act,  shareholders  do not have rights of  appraisal
as  a  result  of  the   Reorganization.   Although   appraisal   rights   are
unavailable,  you have the right to  redeem  your  shares  at net asset  value until the Valuation Date for the  Reorganization.  After the closing date, you may  redeem  your new  MidCap  Fund  shares or  exchange  them into  shares of certain other funds in the  OppenheimerFunds  family of mutual funds,  subject to the terms of the prospectuses of both funds.

      Shares  owned of  record  by  broker-dealers  for the  benefit  of their customers  ("street account shares") will be voted by the broker-dealer  based on instructions received from its customers.  If no instructions are received, and the broker-dealer  does not have  discretionary  power to vote such street account shares under applicable  stock exchange rules, the shares  represented thereby will be  considered  to be present at the Meeting for purposes of only determining the quorum ("broker  non-votes").  Because of the need to obtain a
vote  of  the  majority  of  the   outstanding   voting   securities  for  the
Reorganization  proposal to pass,  abstentions and broker  non-votes will have the same effect as a vote "against" the Proposal.

                           INFORMATION ABOUT MIDCAP FUND

      Information  about  MidCap  Fund (File no.  811-08297)  is  included  in
MidCap Fund's  Prospectus  dated  December 23, 2002,  which is attached to and
considered  a  part  of  this  Proxy  Statement  and  Prospectus.   Additional
information  about  MidCap  Fund  is  included  in  the  Fund's  Statement  of
Additional  Information  dated  December 23, 2002, and the Annual Report dated
October  31,  2002,  which have been  filed with the SEC and are  incorporated herein  by  reference.  You may  request a free  copy of these  materials  and other  information by calling  1.800.708.7780  or by writing to MidCap Fund at
OppenheimerFunds  Services, P.O. Box 5270, Denver, CO 80217-5270.  MidCap Fund
also files  proxy  materials,  reports and other  information  with the SEC in accordance with the informational  requirements of the Securities and Exchange
Act of 1934 and the 1940 Act.  These  materials  can be  inspected  and copied
at:  the  SEC's   Public   Reference   Room  in   Washington,   D.C.   (Phone:
1.202.942.8090)  or the  EDGAR  database  on the  SEC's  Internet  website  at
www.sec.gov.  Copies may be  obtained  upon  payment of a  duplicating  fee by electronic  request  at the SEC's  e-mail  address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C.  20549-0102.

                             INFORMATION ABOUT GMG FUND

      Information  about GMG Fund  (File no.  811-10153)  is  included  in the current GMG Fund  Prospectus  dated March 28,  2003,  as  supplemented  May 7,
2003.  This  document has been filed with the SEC and is  incorporated  herein by reference.  Additional  information  about GMG Fund is also included in the
Fund's  Statement of  Additional  Information  dated March 28,  2003,  and the
Annual  Report dated  November 30, 2002 which have been filed with the SEC and are  incorporated  herein by  reference.  You may request free copies of these or other  documents  relating  to GMG  Fund by  calling  1.800.708.7780  or by writing to  OppenheimerFunds  Services,  P.O. Box 5270, Denver, CO 80217-5270.
Reports and other  information  filed by GMG Fund can be inspected  and copied at: the SEC's Public  Reference  Room in  www.sec.gov.  Copies may be obtained upon payment of a duplicating  fee by  electronic  request at the SEC's e-mail address:  publicinfo@sec.gov  or by  writing  to the  SEC's  Public  Reference
Section, Washington, D.C.  20549-0102.

                               PRINCIPAL SHAREHOLDERS

      As of June 18, 2003,  the officers and Trustees of GMG Fund, as a group, owned less than 1% of the  outstanding  voting  shares of GMG Fund. As of June
18,  2003,  the only  persons  who owned of record or was known by GMG Fund to own  beneficially  or of  record  5% or  more  of  any  class  of  the  Fund's outstanding shares were as follows:

      5% Shareholder information will be updated
      ------------------------------------------

      As of June 18, 2003,  the  officers  and  Trustees of MidCap Fund,  as a group,  owned less than 1% of the  outstanding  voting  shares of MidCap Fund.
As of June 18,  2003,  the only  persons  who  owned of record or was known by
MidCap  Fund to own  beneficially  or of record 5% or more of any class of the
Fund's outstanding shares were as follows:

      5% Shareholder information will be updated
      ------------------------------------------

By Order of the Board of Trustees

Robert G. Zack, Secretary

July 7, 2003

                Appendix to Prospectus and Proxy Statement of
        Oppenheimer Select Managers Gartmore Millennium Growth Fund II

      Graphic  material  included  in the  Prospectus  of  Oppenheimer  Select
Managers  Gartmore  Millennium  Growth Fund II under the heading "Annual Total
Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included  in the  Prospectus  of the Fund  depicting the annual total  returns of a  hypothetical  investment  in Class A shares of the Fund  for the  calendar  year  ended  12/31/02,  without  deducting  sales charges.  Set forth below is the  relevant  data point that will appear on the bar chart.

Calendar                            Oppenheimer Select Managers Gartmore
Year                                Millennium Growth Fund II
Ended                               Class A Shares
-----                               --------------

12/31/02                              -29.45%

                Appendix to Prospectus and Proxy Statement of
                           Oppenheimer MidCap Fund

      Graphic material  included in the Prospectus of Oppenheimer  MidCap Fund under the heading "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for its five most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer MidCap Fund
Ended                               Class A Shares
-----                               --------------

12/31/98                              29.76%
12/31/99                              94.87%
12/31/00                            -10.84%
12/31/01                            -34.13%
12/31/02                            -27.63%

                        EXHIBITS TO THE COMBINED PROXY
                           STATEMENT AND PROSPECTUS

Exhibit
-------

A  Agreement and Plan of Reorganization between Oppenheimer Select Managers
   Gartmore Millennium Growth Fund II and Oppenheimer MidCap Fund

B  Principal Shareholders

                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated as of
April 28, 2003 by and between  Oppenheimer Select Managers Gartmore Millennium
Growth Fund II ("GMG Fund"),  a  Massachusetts  business trust and Oppenheimer
MidCap Fund ("MidCap Fund"), a Massachusetts business trust.

                                 W I T N E S S E T H:

      WHEREAS,  the  parties are each  open-end  investment  companies  of the management type; and

      WHEREAS,  the parties  hereto  desire to provide for the  reorganization pursuant  to  Section  368(a)(1)  of the  Internal  Revenue  Code of 1986,  as
amended (the "Code"),  of GMG Fund through the  acquisition  by MidCap Fund of substantially  all of the assets of GMG Fund in exchange for the voting shares of  beneficial  interest  ("shares") of Class A, Class B, Class C, Class N and
Class Y shares of MidCap  Fund and the  assumption  by MidCap  Fund of certain liabilities  of GMG Fund,  for which  Class A,  Class B,  Class C, Class N and
Class Y shares of MidCap  Fund are to be  distributed  by GMG Fund pro rata to
its   shareholders   in  complete   liquidation   of  GMG  Fund  and  complete
cancellation of its shares;

      NOW,   THEREFORE,   in  consideration  of  the  mutual  promises  herein
contained, the parties hereto agree as follows:

   1. The  parties   hereto   hereby   adopt  this   Agreement   and  Plan  of
Reorganization (the "Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The  reorganization  will be comprised of the  acquisition by MidCap
Fund of  substantially  all of the assets of GMG Fund in exchange for Class A,
Class  B,  Class  C,  Class N and  Class  Y  shares  of  MidCap  Fund  and the assumption by MidCap Fund of certain  liabilities of GMG Fund, followed by the distribution  of such Class A, Class B, Class C, Class N and Class Y shares of
MidCap  Fund  to  the  Class  A,  Class  B,  Class  C,  Class  N and  Class  Y
shareholders  of GMG Fund in  exchange  for their  Class A,  Class B, Class C,
Class N and Class Y shares of GMG Fund,  all upon and  subject to the terms of the Agreement hereinafter set forth.

      The share transfer  books of GMG Fund will be permanently  closed at the close of business on the  Valuation  Date (as  hereinafter  defined)  and only redemption  requests  received  in  proper  form on or prior  to the  close of business on the  Valuation  Date shall be  fulfilled  by GMG Fund;  redemption requests  received  by GMG Fund after  that date shall be treated as  requests for the  redemption  of the  shares of MidCap  Fund to be  distributed  to the shareholder in question as provided in Section 5 hereof.

   2. On the Closing Date (as hereinafter  defined),  all of the assets of GMG
Fund on that  date,  excluding  a cash  reserve  (the  "cash  reserve")  to be retained  by GMG Fund  sufficient  in its  discretion  for the  payment of the expenses of GMG Fund's  dissolution and its liabilities,  but not in excess of the amount  contemplated  by Section  10E,  shall be  delivered as provided in
Section 8 to MidCap Fund, in exchange for and against  delivery to GMG Fund on the  Closing  Date of a number of Class A, Class B, Class C, Class N and Class
Y shares of MidCap  Fund,  having an  aggregate  net asset  value equal to the value of the assets of GMG Fund so transferred and delivered.

   3. The net asset  value of Class A,  Class B,  Class C, Class N and Class Y shares  of  MidCap  Fund  and  the  value  of the  assets  of GMG  Fund  to be transferred  shall in each case be  determined  as of the close of business of
The New York Stock Exchange on the Valuation  Date. The computation of the net asset  value of the Class A,  Class B,  Class C, Class N and Class Y shares of
MidCap  Fund and the Class A,  Class B, Class C, Class N and Class Y shares of
GMG Fund  shall  be done in the  manner  used by  MidCap  Fund  and GMG  Fund, respectively,  in the  computation  of such net  asset  value per share as set forth in their  respective  prospectuses.  The methods  used by MidCap Fund in such  computation  shall be applied to the valuation of the assets of GMG Fund to be transferred to MidCap Fund.

    GMG Fund shall declare and pay,  immediately  prior to the Valuation Date, a dividend or dividends  which,  together  with all previous  such  dividends, shall have the effect of  distributing to GMG Fund's  shareholders  all of GMG
Fund's investment  company taxable income for taxable years ending on or prior to the Closing Date (computed  without  regard to any dividends  paid) and all of its net capital gain, if any,  realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

   4. The   closing   (the   "Closing")   shall   be   at   the   offices   of
OppenheimerFunds,  Inc.  (the  "Agent"),  6803 S Tucson  Way,  Centennial,  CO
80112,  on such time or such other place as the parties  may  designate  or as provided  below (the "Closing  Date").  The business day preceding the Closing
Date is herein referred to as the "Valuation Date."

    In the event that on the Valuation Date either party has,  pursuant to the
Investment  Company  Act of  1940,  as  amended  (the  "Act"),  or  any  rule, regulation  or order  thereunder,  suspended  the  redemption of its shares or postponed  payment  therefore,  the Closing Date shall be postponed  until the first  business  day  after  the date  when  both  parties  have  ceased  such suspension or postponement;  provided,  however, that if such suspension shall continue  for a period of 60 days beyond the  Valuation  Date,  then the other party to the Agreement  shall be permitted to terminate the Agreement  without liability to either party for such termination.

   5. In  conjunction  with the Closing,  GMG Fund shall  distribute  on a pro rata basis to the  shareholders  of GMG Fund as of the Valuation Date Class A,
Class B, Class C, Class N and Class Y shares of MidCap  Fund  received  by GMG
Fund on the Closing  Date in  exchange  for the assets of GMG Fund in complete liquidation  of GMG Fund; for the purpose of the  distribution  by GMG Fund of
Class A, Class B,  Class C,  Class N and Class Y shares of MidCap  Fund to GMG
Fund's  shareholders,  MidCap Fund will promptly  cause its transfer agent to:
(a)  credit an  appropriate  number of Class A,  Class B, Class C, Class N and
Class Y shares of MidCap  Fund on the  books of MidCap  Fund to each  Class A,
Class B,  Class C,  Class N and Class  shareholder  of GMG Fund in  accordance with a list (the "Shareholder  List") of GMG Fund  shareholders  received from
GMG Fund; and (b) confirm an appropriate  number of Class A, Class B, Class C,
Class N and Class Y shares of MidCap  Fund to each  Class A, Class B, Class C,
Class N and Class Y shareholder of GMG Fund;  certificates  for Class A shares of MidCap Fund will be issued upon written request of a former  shareholder of
GMG Fund but only for whole shares,  with  fractional  shares  credited to the name of the  shareholder  on the books of MidCap Fund and only after any share certificates for GMG Fund are returned to the transfer agent.

    The Shareholder  List shall  indicate,  as of the close of business on the
Valuation  Date,  the  name  and  address  of each  shareholder  of GMG  Fund,
indicating  his  or  her  share  balance.   GMG  Fund  agrees  to  supply  the
Shareholder   List  to  MidCap   Fund  not  later  than  the   Closing   Date.
Shareholders of GMG Fund holding certificates  representing their shares shall not be required to surrender  their  certificates to anyone in connection with the  reorganization.  After the Closing  Date,  however,  it will be necessary for such  shareholders  to surrender  their  certificates  in order to redeem, transfer or pledge the shares of MidCap Fund which they received.

   6. Within one year after the  Closing  Date,  GMG Fund shall (a) either pay or make  provision for payment of all of its  liabilities  and taxes,  and (b)
either (i) transfer any  remaining  amount of the cash reserve to MidCap Fund, if such remaining  amount (as reduced by the estimated cost of distributing it to  shareholders)  is not material (as defined below) or (ii)  distribute such remaining  amount to the  shareholders of GMG Fund on the Valuation Date. Such remaining  amount  shall  be  deemed  to  be  material  if  the  amount  to be distributed,  after deduction of the estimated  expenses of the  distribution, equals or exceeds one cent per share of GMG Fund  outstanding on the Valuation
Date.

   7. Prior to the  Closing  Date,  there  shall be  coordination  between the parties as to their respective  portfolios so that, after the Closing,  MidCap
Fund  will  be  in  compliance  with  all  of  its  investment   policies  and
restrictions.  At the  Closing,  GMG Fund  shall  deliver  to MidCap  Fund two copies  of a list  setting  forth  the  securities  then  owned  by GMG  Fund.
Promptly  after the  Closing,  GMG Fund shall  provide  to MidCap  Fund a list setting forth the respective federal income tax bases thereof.

   8. Portfolio  securities or written  evidence  acceptable to MidCap Fund of record  ownership  thereof by The  Depository  Trust  Company  or through  the
Federal  Reserve  Book Entry  System or any other  depository  approved by GMG
Fund  pursuant  to Rule 17f-4 and Rule 17f-5  under the Act shall be  endorsed
and  delivered,   or   transferred  by  appropriate   transfer  or  assignment
documents,  by  GMG  Fund  on the  Closing  Date  to  MidCap  Fund,  or at its
direction,  to its  custodian  bank,  in  proper  form  for  transfer  in such condition  as to  constitute  good  delivery  thereof in  accordance  with the custom of brokers and shall be  accompanied  by all necessary  state  transfer stamps,  if any. The cash delivered  shall be in the form of certified or bank cashiers'  checks or by bank wire or intra-bank  transfer payable to the order of MidCap  Fund for the  account  of MidCap  Fund.  Class A, Class B, Class C,
Class N and Class Y shares of MidCap Fund  representing the number of Class A,
Class B,  Class C, Class N and Class Y shares of MidCap  Fund being  delivered against the assets of GMG Fund,  registered in the name of GMG Fund,  shall be transferred  to GMG Fund on the Closing Date.  Such shares shall  thereupon be assigned  by GMG Fund to its  shareholders  so that the shares of MidCap  Fund may be distributed as provided in Section 5.

      If, at the Closing Date,  GMG Fund is unable to make delivery under this
Section 8 to MidCap Fund of any of its  portfolio  securities  or cash for the reason  that  any of  such  securities  purchased  by GMG  Fund,  or the  cash proceeds of a sale of  portfolio  securities,  prior to the Closing  Date have not yet been  delivered  to it or GMG  Fund's  custodian,  then  the  delivery requirements of this Section 8 with respect to said undelivered  securities or cash will be  waived  and GMG Fund will  deliver  to MidCap  Fund by or on the
Closing  Date with respect to said  undelivered  securities  or cash  executed copies of an  agreement  or  agreements  of  assignment  in a form  reasonably satisfactory to MidCap Fund,  together with such other documents,  including a due bill or due bills and brokers'  confirmation  slips as may  reasonably  be required by MidCap Fund.

   9. MidCap  Fund shall not  assume the  liabilities  (except  for  portfolio securities  purchased  which have not settled and for  shareholder  redemption
and  dividend   checks   outstanding)   of  GMG  Fund,   but  GMG  Fund  will,
nevertheless,  use its best efforts to discharge all known liabilities, so far as may be  possible,  prior to the  Closing  Date.  The cost of  printing  and mailing the proxies and proxy  statements  will be borne by GMG Fund. GMG Fund and  MidCap  Fund will bear the cost of their  respective  tax  opinions.  Any documents  such as existing  prospectuses  or annual reports that are included in that  mailing will be a cost of the Fund  issuing the  document.  Any other out-of-pocket  expenses  of  MidCap  Fund and GMG Fund  associated  with  this reorganization,  including legal, accounting and transfer agent expenses, will be  borne by GMG  Fund  and  MidCap  Fund,  respectively,  in the  amounts  so incurred by each.

   10. The  obligations  of MidCap  Fund  hereunder  shall be  subject  to the following conditions:

    A. The Board of Trustees of GMG Fund shall have  authorized  the execution of the  Agreement,  and the  shareholders  of GMG Fund shall have approved the
Agreement and the transactions  contemplated  hereby,  and GMG Fund shall have furnished  to MidCap Fund copies of  resolutions  to that effect  certified by the  Secretary  or the  Assistant  Secretary  of GMG  Fund;  such  shareholder
approval   shall  have  been  by  the   affirmative   vote   required  by  the
Massachusetts  Law and its charter  documents  at a meeting for which  proxies have been  solicited by the Proxy  Statement and  Prospectus  (as  hereinafter defined).

    B. MidCap  Fund shall have  received  an opinion  dated as of the  Closing
Date from  counsel to GMG Fund,  to the effect that (i) GMG Fund is a business trust duly organized,  validly existing and in good standing under the laws of the  State  of  Massachusetts  with  full  corporate  powers  to  carry on its business as then being  conducted and to enter into and perform the Agreement;
and (ii) that all action  necessary  to make the  Agreement,  according to its
terms,   valid,   binding  and  enforceable  on  GMG  Fund  and  to  authorize effectively the transactions  contemplated by the Agreement have been taken by
GMG Fund.  Massachusetts counsel may be relied upon for this opinion.

    C. The  representations  and warranties of GMG Fund contained herein shall be true and correct at and as of the Closing Date,  and MidCap Fund shall have been furnished with a certificate of the President,  or a Vice  President,  or the  Secretary or the  Assistant  Secretary or the  Treasurer or the Assistant
Treasurer of GMG Fund, dated as of the Closing Date, to that effect.

D.    On the  Closing  Date,  GMG Fund shall have  furnished  to MidCap Fund a certificate  of the  Treasurer  or  Assistant  Treasurer of GMG Fund as to the
amount of the capital  loss  carry-over  and net  unrealized  appreciation  or depreciation, if any, with respect to GMG Fund as of the Closing Date.

    E. The cash  reserve  shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets,  of GMG Fund at the close of business on the Valuation Date.
F.    A  Registration  Statement  on Form N-14 filed by MidCap  Fund under the
Securities Act of 1933, as amended (the "1933 Act"),  containing a preliminary form of the Proxy Statement and Prospectus,  shall have become effective under the 1933 Act.

    G. On the  Closing  Date,  MidCap  Fund shall have  received a letter from
Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
acceptable  to  MidCap  Fund,  stating  that  nothing  has  come to his or her attention  which in his or her judgment  would indicate that as of the Closing
Date there were any  material,  actual or contingent  liabilities  of GMG Fund arising out of litigation  brought against GMG Fund or claims asserted against it, or pending  or to the best of his or her  knowledge  threatened  claims or litigation  not  reflected  in  or  apparent  from  the  most  recent  audited financial  statements  and footnotes  thereto of GMG Fund  delivered to MidCap
Fund.  Such letter may also include  such  additional  statements  relating to
the  scope  of  the  review   conducted   by  such   person  and  his  or  her
responsibilities   and   liabilities  as  are  not   unreasonable   under  the
circumstances.

     H.  MidCap Fund shall have  received  an  opinion,  dated as of the Closing
Date, of Deloitte & Touche LLP (or an appropriate substitute tax expert), to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

I.    MidCap Fund shall have  received at the Closing all of the assets of GMG
Fund to be conveyed  hereunder,  which  assets  shall be free and clear of all
liens,   encumbrances,   security  interests,   restrictions  and  limitations
whatsoever.

   11.      The  obligations  of GMG Fund  hereunder  shall be  subject to the following conditions:

    A. The  Board of  Trustees  of  MidCap  Fund  shall  have  authorized  the execution of the Agreement,  and the transactions  contemplated  thereby,  and
MidCap Fund shall have  furnished  to GMG Fund copies of  resolutions  to that effect certified by the Secretary or the Assistant Secretary of MidCap Fund.

    B. GMG Fund's  shareholders  shall have  approved  the  Agreement  and the transactions  contemplated  hereby,  by an  affirmative  vote  required by the
Massachusetts  Law and its charter documents and GMG Fund shall have furnished
MidCap Fund copies of  resolutions  to that effect  certified by the Secretary or an Assistant Secretary of GMG Fund.

C.    GMG Fund shall have  received an opinion  dated as of the  Closing  Date from counsel to MidCap Fund,  to the effect that (i) MidCap Fund is a business trust duly organized,  validly existing and in good standing under the laws of the  Commonwealth of  Massachusetts  with full powers to carry on its business as then being conducted and to enter into and perform the Agreement;  (ii) all actions  necessary  to make the  Agreement,  according  to its  terms,  valid, binding and  enforceable  upon MidCap Fund and to  authorize  effectively  the transactions  contemplated  by the  Agreement  have been taken by MidCap Fund;
and  (iii)  the  shares  of  MidCap  Fund  to be  issued  hereunder  are  duly
authorized   and  when  issued  will  be  validly   issued,   fully-paid   and
non-assessable,  except as set forth under "Shareholder and Trustee Liability"
in MidCap Fund's Statement of Additional  Information.  Massachusetts  counsel may be relied upon for this opinion.

    D. The  representations  and  warranties of MidCap Fund  contained  herein shall be true and  correct at and as of the Closing  Date,  and GMG Fund shall have been furnished  with a certificate of the President,  a Vice President or the  Secretary or the  Assistant  Secretary or the  Treasurer or the Assistant
Treasurer of the Trust to that effect dated as of the Closing Date.

     E. GMG Fund shall have received an opinion of Deloitte &  Touche LLP to the effect that the federal tax consequences of the transaction,  if carried out in the manner  outlined in the Agreement  and in accordance  with (i) GMG Fund's representation  that there is no plan or intention  by any GMG Fund  shareholder who owns 5% or more of GMG Fund's  outstanding  shares,  and, to GMG Fund's best knowledge,  there is no plan or intention on the part of the  remaining GMG Fund shareholders,  to redeem,  sell,  exchange or  otherwise  dispose of a number of
MidCap  Fund  shares  received  in the  transaction  that would  reduce GMG Fund shareholders'  ownership  of MidCap Fund  shares to a number of shares  having a value,  as of the  Closing  Date,  of less  than 50% of the  value of all of the formerly  outstanding  GMG  Fund  shares  as of the  same  date,  and  (ii)  the representation by each of GMG Fund and MidCap Fund that, as of the Closing Date,
GMG Fund and MidCap Fund will qualify as regulated  investment companies or will meet the diversification  test of Section  368(a)(2)(F)(ii) of the Code, will be as follows:

1.    The  transactions  contemplated  by  the  Agreement  will  qualify  as a tax-free  "reorganization"  within the  meaning of  Section  368(a)(1)  of the
Code, and under the regulations promulgated thereunder.

         2. GMG Fund and  MidCap  Fund  will  each  qualify  as a "party  to a reorganization" within the meaning of Section 368(b)(2) of the Code.

         3. No gain or loss  will be  recognized  by the  shareholders  of GMG
Fund upon the  distribution of Class A, Class B, Class N and Class Y shares of beneficial  interest in MidCap Fund to the  shareholders  of GMG Fund pursuant to Section 354 of the Code.

         4. Under  Section  361(a)  of the  Code  no  gain  or  loss  will  be recognized  by GMG Fund by reason of the  transfer  of  substantially  all its assets in  exchange  for Class A, Class B, Class C, Class N and Class Y shares of MidCap Fund.

         5. Under  Section 1032 of the Code no gain or loss will be recognized by MidCap Fund by reason of the  transfer of  substantially  all of GMG Fund's assets in  exchange  for Class A, Class B, Class C, Class N and Class Y shares of MidCap Fund and MidCap  Fund's  assumption  of certain  liabilities  of GMG
Fund.

         6. The  shareholders  of GMG Fund  will  have the same tax  basis and holding  period  for the Class A, Class B, Class C, Class N and Class Y shares of  beneficial  interest in MidCap Fund that they  receive as they had for GMG
Fund  shares  that they  previously  held,  pursuant  to  Section  358(a)  and
1223(1), respectively, of the Code.

         7. The  securities  transferred  by GMG Fund to MidCap Fund will have the same tax basis and holding  period in the hands of MidCap Fund as they had for GMG Fund,  pursuant to Section  362(b) and 1223(1),  respectively,  of the
Code.

      F. The  cash  reserve  shall  not  exceed  10% of the  value  of the net assets,  nor 30% in value of the  gross  assets,  of GMG Fund at the  close of business on the Valuation Date.

      G. A Registration  Statement on Form N-14 filed by MidCap Fund under the
1933  Act,   containing  a  preliminary   form  of  the  Proxy  Statement  and
Prospectus, shall have become effective under the 1933 Act.

      H. On the  Closing  Date,  GMG Fund  shall have  received a letter  from
Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
acceptable to GMG Fund,  stating that nothing has come to his or her attention which in his or her judgment  would indicate that as of the Closing Date there were any  material,  actual or contingent  liabilities  of MidCap Fund arising out of litigation  brought against MidCap Fund or claims asserted  against it, or  pending  or,  to the best of his or her  knowledge,  threatened  claims or litigation not reflected in or apparent by the most recent  audited  financial statements and footnotes  thereto of MidCap Fund  delivered to GMG Fund.  Such letter may also include such  additional  statements  relating to the scope of the  review  conducted  by such  person  and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

I.    GMG Fund  shall  acknowledge  receipt  of the Class A, Class B, Class C,
Class N and Class Y shares of MidCap Fund.

   12.      GMG Fund hereby represents and warrants that:

      A. The audited financial  statements of GMG Fund as of November 30, 2002 and unaudited financial  statements as of May 31, 2003 heretofore furnished to
MidCap Fund,  present  fairly the financial  position,  results of operations, and  changes  in net assets of GMG Fund as of that date,  in  conformity  with generally  accepted  accounting  principles applied on a basis consistent with the preceding  year;  and that from May 31, 2003 through the date hereof there have not been,  and through the Closing  Date there will not be, any  material adverse  change in the business or financial  condition of GMG Fund,  it being agreed  that a  decrease  in the size of GMG Fund due to a  diminution  in the value  of  its  portfolio  and/or  redemption  of  its  shares  shall  not  be considered a material adverse change;

B.    Contingent   upon  approval  of  the  Agreement  and  the   transactions
contemplated  thereby by GMG Fund's  shareholders,  GMG Fund has  authority to transfer  all of the  assets  of GMG Fund to be  conveyed  hereunder  free and clear  of  all  liens,  encumbrances,  security  interests,  restrictions  and limitations whatsoever;

C.    The  Prospectus,  as amended and  supplemented,  contained in GMG Fund's
Registration  Statement under the 1933 Act, as amended,  is true,  correct and complete,  conforms to the  requirements  of the 1933 Act and does not contain any  untrue  statement  of a material  fact or omit to state a  material  fact required to be stated therein or necessary to make the statements  therein not misleading.  The Registration  Statement,  as amended,  was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete, conformed to the  requirements  of the 1933 Act and did not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated therein or necessary to make the statements therein not misleading;

      D. There  is no  material  contingent  liability  of  GMG  Fund  and  no material  claim and no material  legal,  administrative  or other  proceedings pending or, to the  knowledge of GMG Fund,  threatened  against GMG Fund,  not reflected in such Prospectus;

      E. Except  for  the   Agreement,   there  are  no   material   contracts
outstanding  to which GMG Fund is a party  other  than those  ordinary  in the conduct of its business;

      F. GMG Fund is a Massachusetts  business trust duly  organized,  validly existing and in good  standing  under the laws of the State of  Massachusetts;
and has all necessary  and material  Federal and state  authorizations  to own all of its assets and to carry on its  business  as now being  conducted;  and
GMG Fund is duly registered  under the Act and such  registration has not been rescinded or revoked and is in full force and effect;

      G. All federal  and other tax  returns and reports of GMG Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the  knowledge of GMG Fund no such return is  currently  under audit and no  assessment  has been  asserted  with respect to such returns; and

      H. GMG  Fund  has  elected  that  GMG  Fund be  treated  as a  regulated investment  company and, for each fiscal year of its operations,  GMG Fund has met the  requirements  of  Subchapter  M of the  Code  for  qualification  and treatment as a regulated  investment company and GMG Fund intends to meet such requirements with respect to its current taxable year.

13.   MidCap Fund hereby represents and warrants that:

A.    The audited  financial  statements of MidCap Fund as of October 31, 2002 and unaudited financial  statements as of April 30, 2003 heretofore  furnished to GMG Fund,  present  fairly the financial  position,  results of operations, and changes in net assets of MidCap Fund, as of that date, in conformity  with generally  accepted  accounting  principles applied on a basis consistent with the  preceding  year;  and that from April 30,  2003  through  the date hereof there  have not been,  and  through  the  Closing  Date there will not be, any material  adverse  changes in the  business or  financial  condition of MidCap
Fund, it being  understood that a decrease in the size of MidCap Fund due to a diminution  in the value of its  portfolio  and/or  redemption  of its  shares shall not be considered a material or adverse change;

B.    The Prospectus, as amended and supplemented,  contained in MidCap Fund's
Registration  Statement  under the 1933 Act, is true,  correct  and  complete, conforms to the  requirements  of the 1933 Act and does not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated  therein or necessary to make the  statements  therein not  misleading.
The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement of a  material  fact or omit to  state a  material  fact  required  to be  stated
therein or necessary to make the statements therein not misleading;

      C. Except for this Agreement,  there is no material contingent liability of MidCap Fund and no material claim and no material legal,  administrative or other  proceedings  pending or, to the  knowledge of MidCap  Fund,  threatened against MidCap Fund, not reflected in such Prospectus;

      D. There are no material  contracts  outstanding to which MidCap Fund is a party other than those ordinary in the conduct of its business;

     E. MidCap Fund is a business trust duly organized,  validly existing and in good standing under the laws of the Commonwealth of  Massachusetts;  MidCap Fund has all necessary and material federal and state  authorizations  to own all its properties and assets and to carry on its business as now being  conducted;  the
Class A, Class B,  Class C,  Class N and Class Y shares of MidCap  Fund which it issues to GMG Fund pursuant to the Agreement  will be duly  authorized,  validly issued,  fully-paid and  non-assessable,  except as set forth under "Shareholder
& Trustee  Liability" in MidCap Fund's Statement of Additional  Information,
will conform to the description  thereof contained in MidCap Fund's Registration
Statement and will be duly registered under the 1933 Act and in the states where registration is required;  and MidCap Fund is duly registered  under the Act and such  registration  has not been revoked or  rescinded  and is in full force and effect;

      F. All  federal  and other  tax  returns  and  reports  of  MidCap  Fund required by law to be filed have been  filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the  knowledge of MidCap
Fund,  no such  return is  currently  under audit and no  assessment  has been asserted  with respect to such returns and to the extent such tax returns with respect to the  taxable  year of MidCap  Fund ended  October 31, 2002 have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

      G. MidCap  Fund has  elected  to be treated  as a  regulated  investment company and, for each fiscal year of its  operations,  MidCap Fund has met the requirements of Subchapter M of the Code for  qualification and treatment as a
regulated   investment   company  and  MidCap   Fund   intends  to  meet  such
requirements with respect to its current taxable year;

      H.  MidCap  Fund has no plan or  intention  (i) to dispose of any of the assets  transferred  by GMG  Fund,  other  than  in  the  ordinary  course  of business,  or (ii) to redeem or  reacquire  any of the Class A, Class B, Class
C, Class N and Class Y shares  issued by it in the  reorganization  other than pursuant to valid requests of shareholders; and

      I. After   consummation   of  the   transactions   contemplated  by  the
Agreement,  MidCap  Fund  intends to operate its  business in a  substantially unchanged manner.

   14.       Each  party  hereby  represents  to the  other  that no broker or finder  has  been  employed  by it  with  respect  to  the  Agreement  or  the transactions  contemplated  hereby. Each party also represents and warrants to the  other  that the  information  concerning  it in the Proxy  Statement  and
Prospectus will not as of its date contain any untrue  statement of a material fact or omit to state a fact  necessary to make the  statements  concerning it therein not  misleading and that the financial  statements  concerning it will present the  information  shown fairly in accordance  with generally  accepted accounting  principles  applied on a basis consistent with the preceding year.
Each party also  represents  and  warrants to the other that the  Agreement is valid,  binding  and  enforceable  in  accordance  with its terms and that the execution,  delivery and  performance  of the Agreement will not result in any violation of, or be in conflict with,  any provision of any charter,  by-laws, contract,  agreement,  judgment,  decree or order to which it is subject or to which it is a party.  MidCap Fund hereby  represents to and covenants with GMG
Fund that, if the  reorganization  becomes  effective,  MidCap Fund will treat each  shareholder  of GMG Fund who received any of MidCap  Fund's  shares as a result of the  reorganization  as having made the minimum initial  purchase of shares of MidCap Fund received by such  shareholder  for the purpose of making additional  investments  in shares of MidCap Fund,  regardless of the value of the shares of MidCap Fund received.

   15.       MidCap Fund agrees that it will  prepare and file a  Registration
Statement  on Form N-14 under the 1933 Act which shall  contain a  preliminary form of proxy  statement  and  prospectus  contemplated  by Rule 145 under the
1933 Act. The final form of such proxy  statement  and  prospectus is referred to in the  Agreement  as the  "Proxy  Statement  and  Prospectus."  Each party agrees that it will use its best efforts to have such  Registration  Statement declared  effective  and to supply  such  information  concerning  itself  for inclusion  in the  Proxy  Statement  and  Prospectus  as may be  necessary  or desirable in this  connection.  GMG Fund covenants and agrees to liquidate and dissolve under the laws of the State of Massachusetts,  following the Closing, and, upon Closing, to cause the cancellation of its outstanding shares.

   16.       The  obligations  of the parties shall be subject to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no liability for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

   17.       The  Agreement may be executed in several  counterparts,  each of which shall be deemed an original,  but all taken  together  shall  constitute one  Agreement.  The rights and  obligations  of each  party  pursuant  to the
Agreement shall not be assignable.

   18.       All prior or contemporaneous  agreements and  representations are merged into the Agreement,  which  constitutes the entire contract between the parties  hereto.  No  amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

   19.      MidCap Fund  understands  that the  obligations  of GMG Fund under the  Agreement  are not binding  upon any Trustee or  shareholder  of GMG Fund personally,  but  bind  only GMG Fund and GMG  Fund's  property.  MidCap  Fund represents  that it has notice of the  provisions of the  Declaration of Trust of GMG  Fund  disclaiming  shareholder  and  trustee  liability  for  acts  or obligations of GMG Fund.

   20.      GMG Fund  understands  that the  obligations  of MidCap Fund under the Agreement are not binding upon any trustee or  shareholder  of MidCap Fund personally,  but bind only MidCap Fund and MidCap  Fund's  property.  GMG Fund represents  that it has notice of the  provisions of the  Declaration of Trust of MidCap  Fund  disclaiming  shareholder  and trustee  liability  for acts or obligations of MidCap Fund.

    IN WITNESS  WHEREOF,  each of the parties has caused the  Agreement  to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                                                OPPENHEIMER SELECT MANAGERS
                                                GARTMORE MILLENNIUM GROWTH
                                                FUND II

                                                By:   ______________________
                                                      Robert G. Zack
                                                      Vice    President    and
                                                Secretary

                                                OPPENHEIMER  MIDCAP FUND

                                                By:   ______________________
                                                      Robert G. Zack
                                                      Secretary

                                                                     EXHIBIT B

                            PRINCIPAL SHAREHOLDERS

A.    Major Shareholders of MidCap Fund.  As of June 18, 2003, the only persons who owned of record or who were known by MidCap Fund to own beneficially 5% or more of any class of that Fund's outstanding shares, and their holdings of that class as of that date, were the following:

                                    [TBS]

   B. Major Shareholders of GMG Fund.  As of June 18, 2003, the only persons who owned of record or who were known by GMG Fund to own beneficially 5%
   or more of any class of that Fund's outstanding shares, and their holdings of that class as of that date, were the following:

                                    [TBS]

                     STATEMENT OF ADDITIONAL INFORMATION

                      TO PROSPECTUS AND PROXY STATEMENT

                                    PART B

                       Acquisition of the Assets of the
        OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

                     By and in exchange for Shares of the
                           OPPENHEIMER MIDCAP FUND

      This Statement of Additional  Information  to this  Prospectus and Proxy
Statement  (the  "SAI")  relates  specifically  to the  proposed  delivery  of substantially  all of the  assets  of  Oppenheimer  Select  Managers  Gartmore
Millennium  Growth Fund II ("GMG Fund") for shares of Oppenheimer  MidCap Fund
("MidCap Fund").

      This SAI consists of this Cover Page and the  following  documents:  (i)
audited financial  statements for the 12-month period ended November 30, 2002, and financial  statements  (to be filed upon  availability)  for the six-month period ended May 31, 2003,  respectively of GMG Fund;  (ii) audited  financial statements  for the 12-month  period ended  October 31,  2002,  and  financial statements  for the  six-month  period ended April 30, 2003,  respectively  of
MidCap  Fund;  (iii) the  Prospectus  of GMG Fund  dated  March 28,  2003,  as supplemented  May 7, 2003 (iv) the Statement of Additional  Information of GMG
Fund dated March 28, 2003; and (v) the Statement of Additional  Information of
MidCap Fund dated December 23, 2002, as supplemented February 11, 2003.

      This SAI is not a  Prospectus;  you should read this SAI in  conjunction with the Prospectus and Proxy  Statement  dated July 7, 2003,  relating to the above-referenced  transaction.  You can request a copy of the  Prospectus  and
Proxy  Statement  by calling  1.800.708.7780  or by  writing  OppenheimerFunds
Services at P.O. Box 5270,  Denver,  Colorado  80217.  The date of this SAI is
July 7, 2003.

                           OPPENHEIMER MIDCAP FUND
                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended  and  Restated  Declaration  of  Trust,  filed by  cross-reference  to
Exhibit  16(1) to this  Registration  Statement,  and  incorporated  herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                              Item 16. Exhibits

          (1)     Amended and Restated  Declaration of Trust dated December 5,
    2002:   Previously   filed  with   Post-Effective   Amendment   No.  8  to
    Registrant's registration statement,  (Reg. No. 333-31533),  12/19/02, and incorporated herein by reference.

(2)   By-Laws  dated  6/18/97:  Previously  filed  with  Registrant's  Initial registration  statement (Reg. No. 333-31533),  7/18/97, and incorporated herein by reference.

(3)   N/A

          (4)     Agreement and Plan of Reorganization:  See Exhibit A to Part
    A of the Registration  Statement:  Filed herewith.

(5)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
      Registrant's  Initial  Registration  Statement,  (Reg.  No.  333-31533),
      7/18/97, and incorporated herein by reference.

    (ii)  Specimen   Class  B  Share   Certificate:   Previously   filed  with
    Registrant's  Initial  Registration   Statement,   (Reg.  No.  333-31533),
    7/18/97, and incorporated herein by reference.

    (iii)  Specimen  Class  C  Share   Certificate:   Previously   filed  with
    Registrant's  Initial  Registration   Statement,   (Reg.  No.  333-31533),
    7/18/97, and incorporated herein by reference.

    (iv)  Specimen   Class  N  Share   Certificate:   Previously   filed  with
    Registrant's   Post-Effective  Amendment  No.  5,  (Reg.  No.  333-31533),
    12/6/00, and incorporated herein by reference.

    (v)   Specimen   Class  Y  Share   Certificate:   Previously   filed  with
    Registrant's  Initial  Registration   Statement,   (Reg.  No.  333-31533),
    7/18/97, and incorporated herein by reference.

          (6)     Investment  Advisory  Agreement dated  11/17/97:  Previously
    filed  with   Registrant's   Pre-Effective   Amendment  No.  2  (Reg.  No.
    333-31533), 11/3/97, and incorporated herein by reference.

(7)   (i) General  Distributor's  Agreement dated 11/17/97,  Previously  filed with Registrant's  Pre-Effective  Amendment No. 2 (Reg. No.  333-31533),
      11/3/97, and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii)  Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (v)  Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds Distributor, Inc.: Previously filed with
      Post-Effective Amendment No. 45 to the Registration Statement of
      Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
      incorporated herein by reference.

      (vi)  Form of Trust Company Agency Agreement of OppenheimerFunds
      Distributor, Inc.: Previously filed with Post-Effective Amendment No.
      45 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(8)   Form of Deferred Compensation Plans for Disinterested
Trustees/Directors:

      Form    of    Deferred     Compensation     Plan    for    Disinterested
      Trustees/Directors:  Previously filed with Post-Effective  Amendment No.
      43 to the  Registration  Statement of Oppenheimer  Quest For Value Funds
      (Reg. No. 333-31533), 12/21/98, and incorporated herein by reference.

(9) (i)  Amendment  dated  August 28,  2002 to the Global  Custodial  Services
      Agreement  dated May 3, 2001  between  Registrant  and  Citibank,  N.A.:
      Previously   filed  with   Post-Effective   Amendment   No.  29  to  the
      Registration  Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
      11/22/02, and incorporated herein by reference.

      (ii)  Global  Custodial  Services  Agreement  dated May 3, 2001  between
      Registrant  and Citibank,  N.A.:  Previously  filed with  Post-Effective
      Amendment  No. 33 to the  Registration  Statement  of  Centennial  Money
      Market Trust (Reg. No. 2-65245),  10/25/01,  and incorporated  herein by reference

(10)  (i)  Service  Plan and  Agreement  for  Class A shares  dated  11/17/97:
      Previously filed with Registrant's  Pre-Effective  Amendment No. 2 (Reg.
      No. 333-31533), 11/3/97, and incorporated herein by reference.

         (ii)  Amended  and  Restated   Distribution   and  Service  Plan  and
         Agreement  for Class B shares  dated  2/3/98:  Previously  filed with
         Registrant's  Post-Effective  Amendment No. 1 (Reg.  No.  333-31533),
         5/11/98, and incorporated herein by reference.

      (iii)  Amended and  Restated  Distribution  and Service  Plan and  Agreement
    for  Class  C  shares  dated  2/3/98:   Previously  filed  with   Registrant's
    Post-Effective   Amendment  No.  1  (Reg.   No.   333-31533),   5/11/98,   and
    incorporated herein by reference.

      (iv)  Form of  Distribution  and  Service  Plan and  Agreement  for  Class N
    shares:  Previously filed with  Registrant's  Post-Effective  Amendment No. 5,
    12/6/00 and incorporated herein by reference.

(11)  Opinion and Consent of Counsel:  Draft Opinion of Mayer,  Brown,  Rowe &
         Maw: Filed herewith.

   (12)  Tax  Opinion  Relating  to the  Reorganization:  Draft Tax Opinion of
         Deloitte and Touche LLP: Filed herewith.

   (13)  N/A.

(14)  (i)  Consent of Deloitte and Touche LLP: To be filed by Amendment.

         (ii)  Consent of KPMG LLP: To be filed by Amendment.

   (15)  N/A.

   (16)  (i) Power of Attorney  (including  Certified  Board  resolution)  for
         Robert G. Galli:  Previously filed with Post-Effective  Amendment No.
         43 to the  Registration  Statement  of  Oppenheimer  Quest  For Value
         Funds (Reg.  No.  33-15489),  12/21/98,  and  incorporated  herein by reference.

         (ii) Power of Attorney for Brian W. Wixted: Previously filed with
         Post-Effective Amendment No. 5 to the Registration Statement of
         Oppenheimer Quest Capital Value Fund, Inc., (Reg. No. 333-16881),
         2/22/00, and incorporated herein by reference.

         (iii)  Powers  of  Attorney  for  Brian  Wruble  and John V.  Murphy:
         Previously  filed  with  Post  Effective  Amendment  No.  49  to  the
         Registration  Statement of Oppenheimer  Quest Value Fund, Inc., (Reg.
         2-65223), 2/26/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   N/A.

   (2)      N/A.

   (3) The undersigned  registrant agrees to file a final tax opinion relating to the Reorganization within a reasonable time within the Closing Date.

   (4) Insofar as  indemnification  for liability arising under the Securities
      Act of 1933 may be permitted  to  directors,  officers  and  controlling persons of the  registrant  pursuant  to the  foregoing  provisions,  or otherwise,  the  registrant  has been advised that in the opinion of the
      Securities  and  Exchange  Commission  such  indemnification  is against public policy as expressed in the Act and is, therefore,  unenforceable.
      In the event that a claim for  indemnification  against such liabilities
      (other than the payment by the  registrant of expenses  incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any action,  suit or  proceeding)  is asserted by such  director,  officer or  controlling  person in connection  with the securities being registered,  the registrant will, unless in the opinion of its counsel  the matter has been  settled by  controlling  precedent, submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19 day of June, 2003.

                        OPPENHEIMER MIDCAP FUND

                        By:  /s/ John V. Murphy*
                        -------------------------------------------
                        John V. Murphy, President &
                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Thomas W. Courtney*      Chairman of the             June 19, 2003
-----------------------------Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*          President & Principal
---------------------------- Executive Officer
                                                        June 19, 2003
John V. Murphy

/s/ Brian W. Wixted*         Treasurer and Chief
--------------------------   Financial and               June 19, 2003
Brian W. Wixted              Accounting Officer

/s/ Paul Y. Clinton*         Trustee                     June 19, 2003
-----------------------
Paul Y. Clinton

/s/ Robert G. Galli*
------------------------     Trustee                     June 19, 2003
Robert G. Galli

/s/ Lacy B. Herrmann*        Trustee                     June 19, 2003
---------------------------
Lacy B. Herrmann

/s/ Brian Wruble*            Trustee                     June 19, 2003
---------------------
Brian Wruble

*By: /s/ Robert G. Zack
-----------------------------------------                June 19, 2003
Robert G. Zack, Attorney-in-Fact

                           OPPENHEIMER MIDCAP FUND

                                EXHIBIT INDEX

Exhibit No.                         Description
-----------                         -----------

16(11)                  Draft Opinion and Consent of Counsel

16(12)                  Draft Tax Opinion Relating to Reorganization